I UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

July 31, 2016

ADIF-QTLY-0916
1.804845.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
Australia - 1.3%
Ansell Ltd.	58,015	$854
Australia & New Zealand Banking Group Ltd.	459,310	9,020
Bapcor Ltd.	460,512	2,002
CSL Ltd.	45,434	4,074
Magellan Financial Group Ltd.	289,293	5,021
Ramsay Health Care Ltd.	82,294	4,927

TOTAL AUSTRALIA		25,898

Austria - 0.1%
Andritz AG	46,100	2,350
Bailiwick of Jersey - 2.3%
Sanne Group PLC	388,500	1,953
Shire PLC	273,600	17,675
Shire PLC sponsored ADR	18,154	3,524
Wolseley PLC	226,863	12,650
WPP PLC	435,324	9,768

TOTAL BAILIWICK OF JERSEY		45,570

Belgium - 2.5%
Anheuser-Busch InBev SA NV	267,831	34,602
KBC Groep NV (a)	265,798	13,814

TOTAL BELGIUM		48,416

Canada - 4.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	411,200	18,591
AutoCanada, Inc.	122,300	1,990
Canadian Energy Services & Technology Corp. (b)	2,653,100	7,153
Cenovus Energy, Inc.	326,000	4,667
CGI Group, Inc. Class A (sub. vtg.) (a)	299,500	14,541
Constellation Software, Inc.	22,400	9,119
Fairfax India Holdings Corp. (a)	494,000	4,970
Imperial Oil Ltd.	181,200	5,575
Keyera Corp.	98,200	2,819
PrairieSky Royalty Ltd.	81,669	1,589
Suncor Energy, Inc.	507,500	13,659
Tourmaline Oil Corp. (a)	199,800	5,119

TOTAL CANADA		89,792

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	200,800	16,562
Regina Miracle International Holdings Ltd.	309,558	340
Yihai International Holding Ltd.	3,089,000	1,294

TOTAL CAYMAN ISLANDS		18,196

China - 0.8%
Kweichow Moutai Co. Ltd.	175,010	8,257
Qingdao Haier Co. Ltd.	3,912,122	6,448
Weifu High-Technology Co. Ltd. (B Shares)	234,900	491

TOTAL CHINA		15,196

Curacao - 0.8%
Schlumberger Ltd.	196,900	15,854
Denmark - 3.2%
DONG Energy A/S	58,500	2,383
Genmab A/S (a)	54,100	9,806
NNIT A/S	139,682	5,763
Novo Nordisk A/S Series B	783,940	44,579

TOTAL DENMARK		62,531

Finland - 0.2%
Sampo Oyj (A Shares)	113,300	4,696
France - 4.4%
Accor SA	200,412	8,385
ALTEN	36,200	2,510
Amundi SA	199,404	8,716
AXA SA	475,000	9,667
Capgemini SA	76,800	7,380
Danone SA	129,247	9,912
Publicis Groupe SA	56,310	4,193
Sanofi SA	317,468	27,040
VINCI SA	55,200	4,190
Worldline SA (a)(c)	147,400	4,409

TOTAL FRANCE		86,402

Germany - 7.4%
adidas AG	100,190	16,458
Axel Springer Verlag AG	53,600	2,937
Bayer AG	293,952	31,599
Brenntag AG	47,200	2,343
Continental AG	44,700	9,370
Deutsche Borse AG	44,000	3,680
Deutsche Post AG	64,027	1,911
Fresenius SE & Co. KGaA	349,300	26,083
KION Group AG	108,500	5,947
Nexus AG	95,900	1,815
ProSiebenSat.1 Media AG	247,900	11,355
Rational AG	1,500	726
SAP AG	256,389	22,440
Symrise AG	116,900	8,239

TOTAL GERMANY		144,903

Hong Kong - 2.0%
AIA Group Ltd.	4,732,000	29,307
China Resources Beer Holdings Co. Ltd.	1,194,000	2,312
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (a)	398,000	160
Hang Seng Bank Ltd.	63,100	1,126
Techtronic Industries Co. Ltd.	1,625,500	6,883

TOTAL HONG KONG		39,788

India - 3.8%
Apollo Hospitals Enterprise Ltd.	65,382	1,336
Axis Bank Ltd.	563,244	4,615
Bharti Infratel Ltd.	1,488,127	8,828
Edelweiss Financial Services Ltd.	2,655,200	3,770
Exide Industries Ltd.	1,136,771	3,054
HCL Technologies Ltd.	183,242	2,070
HDFC Bank Ltd.	964,352	21,442
Housing Development Finance Corp. Ltd.	724,211	14,934
ITC Ltd.	2,328,817	8,820
LIC Housing Finance Ltd.	274,208	2,139
Pidilite Industries Ltd. (a)	241,934	2,653

TOTAL INDIA		73,661

Indonesia - 0.6%
PT Bank Central Asia Tbk	4,553,100	5,023
PT Bank Rakyat Indonesia Tbk	7,000,100	6,159

TOTAL INDONESIA		11,182

Ireland - 3.3%
Allergan PLC (a)	48,200	12,192
DCC PLC (United Kingdom)	71,500	6,383
Greencore Group PLC	713,021	3,091
Horizon Pharma PLC (a)	217,500	4,196
Jazz Pharmaceuticals PLC (a)	6,500	981
Kerry Group PLC Class A	94,800	8,113
Medtronic PLC	132,300	11,593
Paddy Power PLC (Ireland)	16,600	1,949
Ryanair Holdings PLC sponsored ADR	228,160	16,147

TOTAL IRELAND		64,645

Isle of Man - 0.6%
Paysafe Group PLC (a)	1,284,533	6,562
Playtech Ltd.	452,448	5,206

TOTAL ISLE OF MAN		11,768

Israel - 2.4%
Check Point Software Technologies Ltd. (a)	132,000	10,148
Frutarom Industries Ltd.	164,200	8,216
Teva Pharmaceutical Industries Ltd. sponsored ADR	523,200	27,991

TOTAL ISRAEL		46,355

Italy - 0.5%
Intesa Sanpaolo SpA	3,417,900	7,542
Mediaset SpA	769,000	2,328

TOTAL ITALY		9,870

Japan - 15.2%
Ain Holdings, Inc.	85,100	5,860
Astellas Pharma, Inc.	1,570,000	26,159
Casio Computer Co. Ltd.	228,500	3,253
Daiichikosho Co. Ltd.	74,400	3,396
Daito Trust Construction Co. Ltd.	18,700	3,140
Dentsu, Inc.	169,600	8,103
Don Quijote Holdings Co. Ltd.	177,700	6,974
Hoya Corp.	728,200	25,837
Japan Exchange Group, Inc.	632,300	8,911
Japan Tobacco, Inc.	474,200	18,494
Kaken Pharmaceutical Co. Ltd.	21,100	1,395
KDDI Corp.	715,600	21,960
Keyence Corp.	37,400	26,381
Kubota Corp.	139,800	2,025
Minebea Mitsumi, Inc.	310,000	2,458
Misumi Group, Inc.	234,600	4,309
Mitsubishi UFJ Financial Group, Inc.	1,027,300	5,194
NGK Spark Plug Co. Ltd.	97,800	1,596
Nippon Paint Holdings Co. Ltd.	20,000	546
Nitori Holdings Co. Ltd.	84,100	10,460
NOF Corp.	373,000	3,217
Olympus Corp.	211,100	7,285
ORIX Corp.	2,507,100	35,184
Rakuten, Inc.	864,500	9,783
Seven & i Holdings Co. Ltd.	248,400	10,314
SHIMANO, Inc.	35,400	5,536
Shinsei Bank Ltd.	2,310,000	3,465
SoftBank Corp.	154,300	8,493
Sony Corp.	45,100	1,480
Suzuki Motor Corp.	113,300	3,470
Tsuruha Holdings, Inc.	141,100	16,045
Welcia Holdings Co. Ltd.	75,500	4,981

TOTAL JAPAN		295,704

Korea (South) - 0.3%
Orion Corp.	5,836	4,830
Luxembourg - 0.7%
Eurofins Scientific SA	36,500	13,689
Netherlands - 4.1%
AerCap Holdings NV (a)	160,400	5,856
Altice NV:
Class A (a)	664,266	9,859
Class B (a)	268,587	3,971
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares)(BNP Paribas Warrants Program) warrants 11/24/16 (a)(c)	144,800	387
IMCD Group BV	135,500	5,745
ING Groep NV (Certificaten Van Aandelen)	862,600	9,644
NXP Semiconductors NV (a)	85,900	7,223
RELX NV	691,942	12,468
Unilever NV (Certificaten Van Aandelen) (Bearer)	478,600	22,171
Wolters Kluwer NV	40,400	1,699

TOTAL NETHERLANDS		79,023

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	252,900	1,741
Norway - 0.4%
Statoil ASA	479,000	7,615
Philippines - 0.2%
Alliance Global Group, Inc.	12,852,154	4,407
Singapore - 0.5%
Broadcom Ltd.	39,500	6,398
United Overseas Bank Ltd.	181,300	2,488

TOTAL SINGAPORE		8,886

South Africa - 1.3%
EOH Holdings Ltd.	427,200	4,361
Naspers Ltd. Class N	134,900	21,169

TOTAL SOUTH AFRICA		25,530

Spain - 2.2%
Amadeus IT Holding SA Class A	338,700	15,902
Hispania Activos Inmobiliarios SA	271,950	3,639
Inditex SA	633,569	21,911
Telepizza Group SAU	235,000	1,415

TOTAL SPAIN		42,867

Sweden - 2.6%
ASSA ABLOY AB (B Shares)	424,800	9,319
Coor Service Management Holding AB	445,200	2,575
HEXPOL AB (B Shares)	146,900	1,307
Nordea Bank AB	1,491,600	13,291
Svenska Cellulosa AB (SCA) (B Shares)	571,900	17,002
Svenska Handelsbanken AB (A Shares)	560,400	6,738

TOTAL SWEDEN		50,232

Switzerland - 3.8%
Actelion Ltd.	55,600	9,861
Credit Suisse Group AG	566,367	6,513
GAM Holding Ltd.	84,407	928
Julius Baer Group Ltd.	96,650	3,963
Partners Group Holding AG	15,240	6,974
Sika AG	2,363	11,084
Syngenta AG (Switzerland)	63,418	24,941
UBS Group AG	759,753	10,465

TOTAL SWITZERLAND		74,729

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	830,300	23,066
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	817,800	4,684
United Kingdom - 14.1%
AA PLC	502,320	1,648
Associated British Foods PLC	139,700	4,975
B&M European Value Retail S.A.	2,403,811	8,186
Booker Group PLC	300,666	692
British American Tobacco PLC sponsored ADR	75,500	9,641
BT Group PLC	2,003,100	10,944
Bunzl PLC	175,700	5,499
Capita Group PLC	308,800	3,923
Coca-Cola European Partners PLC	64,200	2,397
Compass Group PLC	632,100	12,009
Devro PLC	507,800	1,905
Dialog Semiconductor PLC (a)	17,500	573
Dignity PLC	34,400	1,229
Diploma PLC	507,300	5,730
Essentra PLC	1,339,900	8,600
Halma PLC	133,800	1,858
Howden Joinery Group PLC	757,400	4,330
IMI PLC	164,400	2,332
Imperial Tobacco Group PLC	255,232	13,456
Indivior PLC	864,100	3,386
ITV PLC	4,272,300	11,082
Liberty Global PLC:
Class A (a)	143,600	4,554
Class C (a)	21,400	662
Lloyds Banking Group PLC	30,648,500	21,557
London Stock Exchange Group PLC	233,000	8,557
Melrose Industries PLC (b)	359,842	3,260
Micro Focus International PLC	538,200	13,790
Next PLC	162,400	10,800
Poundland Group PLC	325,769	978
Prudential PLC	1,189,532	20,970
Reckitt Benckiser Group PLC	186,513	18,084
Rio Tinto PLC	116,500	3,781
Rolls-Royce Group PLC	483,300	5,057
SABMiller PLC	132,000	7,711
Schroders PLC	125,000	4,331
Softcat PLC	490,700	2,255
Spectris PLC	150,900	3,753
St. James's Place Capital PLC	1,188,700	14,568
The Restaurant Group PLC	572,500	2,684
Virgin Money Holdings Uk PLC	989,500	3,453
Whitbread PLC	167,233	8,541

TOTAL UNITED KINGDOM		273,741

United States of America - 8.8%
Activision Blizzard, Inc.	57,000	2,289
Alexion Pharmaceuticals, Inc. (a)	7,300	939
Alphabet, Inc.:
Class A	10,195	8,068
Class C (a)	19,149	14,722
Amgen, Inc.	65,300	11,234
Celgene Corp. (a)	53,700	6,025
Coach, Inc.	48,700	2,099
Cognizant Technology Solutions Corp. Class A (a)	106,300	6,111
Coty, Inc. Class A (b)	383,500	10,305
Fidelity National Information Services, Inc.	47,800	3,802
Las Vegas Sands Corp.	151,500	7,673
MasterCard, Inc. Class A	148,600	14,153
McGraw Hill Financial, Inc.	206,500	25,234
Mead Johnson Nutrition Co. Class A	17,300	1,543
Molson Coors Brewing Co. Class B	59,900	6,119
MSCI, Inc. Class A	47,100	4,052
NJOY, Inc. (a)(d)	725,849	29
Oceaneering International, Inc.	114,100	3,181
Phillips 66 Co.	51,100	3,887
Qualcomm, Inc.	159,600	9,988
Regeneron Pharmaceuticals, Inc. (a)	13,400	5,697
Spectrum Brands Holdings, Inc.	23,700	3,052
Verisk Analytics, Inc. (a)	25,800	2,200
Vertex Pharmaceuticals, Inc. (a)	30,200	2,929
Visa, Inc. Class A	198,900	15,524

TOTAL UNITED STATES OF AMERICA		170,855

TOTAL COMMON STOCKS
(Cost $1,589,965)		1,898,672

Nonconvertible Preferred Stocks - 1.8%
Brazil - 0.6%
Itau Unibanco Holding SA	1,027,300	10,706
Germany - 1.2%
Henkel AG & Co. KGaA	178,800	22,269
Jungheinrich AG	51,000	1,555

TOTAL GERMANY		23,824

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,754)		34,530
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.35% 8/25/16 to 9/1/16 (Cost $180)	180	180
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.42% (e)	30,585,229	30,585
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)	9,024,925	9,025
TOTAL MONEY MARKET FUNDS
(Cost $39,610)		39,610
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,655,509)		1,972,992
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(24,174)
NET ASSETS - 100%		$1,948,818

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,796,000 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, [[the value of restricted securities (excluding 144A issues) amounted to $29,000 or 0.0% of net assets]].

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	6/7/13 - 2/14/14	$808

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$168
Fidelity Securities Lending Cash Central Fund	283
Total	$451

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$286,668	$127,450	$159,189	$29
Consumer Staples	295,704	160,410	135,294	--
Energy	71,118	63,503	7,615	--
Financials	404,322	247,161	156,774	387
Health Care	352,205	170,636	181,569	--
Industrials	123,227	87,409	35,818	--
Information Technology	274,766	225,945	48,821	--
Materials	72,584	40,099	32,485	--
Telecommunication Services	50,225	8,828	41,397	--
Utilities	2,383	2,383	--	--
Government Obligations	180	--	180	--
Money Market Funds	39,610	39,610	--	--
Total Investments in Securities:	$1,972,992	$1,173,434	$799,142	$416

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$110,877
Level 2 to Level 1	$154,294

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,673,235,000. Net unrealized appreciation aggregated $299,757,000, of which $432,586,000 related to appreciated investment securities and $132,829,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

July 31, 2016

AEA-QTLY-0916
1.804857.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
		Shares	Value
Australia - 0.2%
Beacon Lighting Group Ltd.		122,049	$129,852
Woodside Petroleum Ltd.		11,428	230,405

TOTAL AUSTRALIA			360,257

Bermuda - 3.3%
Brilliance China Automotive Holdings Ltd.		718,000	796,811
BW LPG Ltd.		9,210	32,759
Cheung Kong Infrastructure Holdings Ltd.		60,000	530,522
CSI Properties Ltd.		6,660,000	253,235
Digital China Holdings Ltd. (H Shares)		440,000	341,978
Great Eagle Holdings Ltd.		25,676	115,996
Haier Electronics Group Co. Ltd.		231,000	387,064
Hongkong Land Holdings Ltd.		210,000	1,344,000
Jardine Strategic Holdings Ltd.		7,900	241,740
Joy City Property Ltd.		760,000	123,428
Kerry Logistics Network Ltd.		423,000	604,099
PAX Global Technology Ltd.		725,000	598,996
Shenzhen International Holdings Ltd.		494,500	718,958
Skyworth Digital Holdings Ltd.		1,507,448	1,124,990
Tai Cheung Holdings Ltd.		67,000	55,442
Vtech Holdings Ltd.		42,100	457,715

TOTAL BERMUDA			7,727,733

Cayman Islands - 15.2%
58.com, Inc. ADR (a)		14,800	769,748
Alibaba Group Holding Ltd. sponsored ADR (a)		89,900	7,414,952
Bitauto Holdings Ltd. ADR (a)		8,400	231,000
Cheung Kong Property Holdings Ltd.		361,000	2,577,774
China Modern Dairy Holdings Ltd. (a)		1,792,000	235,595
China Resources Cement Holdings Ltd.		657,972	239,158
China State Construction International Holdings Ltd.		714,000	955,264
ChinaCache International Holdings Ltd. sponsored ADR (a)(b)		17,500	104,650
Ctrip.com International Ltd. ADR (a)		48,300	2,109,261
Daqo New Energy Corp. ADR (a)(b)		6,351	145,184
ENN Energy Holdings Ltd.		170,000	809,639
Haitian International Holdings Ltd.		116,000	194,370
Hilong Holding Ltd.		428,000	57,924
HKBN Ltd.		203,000	242,290
International Housewares Retail Co. Ltd.		1,909,000	364,163
JD.com, Inc. sponsored ADR (a)		66,200	1,433,230
KWG Property Holding Ltd.		373,000	230,769
Lee & Man Paper Manufacturing Ltd.		1,200,000	924,933
Lee's Pharmaceutical Holdings Ltd.		112,500	88,163
Longfor Properties Co. Ltd.		1,103,000	1,506,986
MGM China Holdings Ltd.		884,000	1,280,697
New Oriental Education & Technology Group, Inc. sponsored ADR		17,400	766,644
Pico Far East Holdings Ltd.		418,000	129,305
Samson Holding Ltd.		823,000	88,045
SINA Corp. (a)		4,500	242,460
Sino Biopharmaceutical Ltd.		650,000	433,981
SITC International Holdings Co. Ltd.		605,000	357,928
Sitoy Group Holdings Ltd.		428,000	140,122
TCC International Holdings Ltd.		700,000	121,803
Tencent Holdings Ltd.		447,100	10,798,863
Uni-President China Holdings Ltd.		650,000	498,492
Xingda International Holdings Ltd.		431,000	111,105
Xinyi Glass Holdings Ltd.		456,000	347,948
Zhen Ding Technology Holding Ltd.		80,000	164,681

TOTAL CAYMAN ISLANDS			36,117,127

China - 13.9%
Aluminum Corp. of China Ltd. (H Shares) (a)		1,670,000	538,126
Anhui Conch Cement Co. Ltd. (H Shares)		241,000	634,091
BBMG Corp. (H Shares)		4,684,000	1,714,601
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		774,000	233,445
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		435,000	234,365
China Communications Construction Co. Ltd. (H Shares)		947,000	1,035,079
China Construction Bank Corp. (H Shares)		8,207,000	5,500,670
China Pacific Insurance (Group) Co. Ltd. (H Shares)		644,200	2,275,093
China Petroleum & Chemical Corp. (H Shares)		2,600,000	1,864,648
China Railway Construction Corp. Ltd. (H Shares)		916,500	1,098,609
China Railway Group Ltd. (H Shares)		885,000	666,168
China Telecom Corp. Ltd. (H Shares)		4,562,000	2,246,190
China Vanke Co. Ltd. (H Shares)		567,700	1,283,442
Huadian Fuxin Energy Corp. Ltd. (H Shares)		1,516,000	351,722
Huadian Power International Corp. Ltd. (H Shares)		1,404,000	664,142
Huaneng Renewables Corp. Ltd. (H Shares)		4,720,000	1,508,765
Huangshan Tourism Development Co. Ltd.		118,050	160,784
Jiangling Motors Corp. Ltd. (B Shares)		43,401	100,134
Jiangsu Hengrui Medicine Co. Ltd.		109,845	722,883
Kweichow Moutai Co. Ltd.		15,283	721,052
People's Insurance Co. of China Group (H Shares)		3,496,000	1,342,813
PICC Property & Casualty Co. Ltd. (H Shares)		1,279,060	1,981,633
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		618,500	2,885,866
Qingdao Haier Co. Ltd.		75,130	123,833
SAIC Motor Corp. Ltd.		108,951	381,317
Shenzhen Expressway Co. (H Shares)		910,000	857,406
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		348,500	303,653
Sinotrans Ltd. (H Shares)		647,000	296,047
Tong Ren Tang Technologies Co. Ltd. (H Shares)		143,000	225,603
TravelSky Technology Ltd. (H Shares)		230,000	440,529
Yanzhou Coal Mining Co. Ltd. (H Shares)		316,000	194,282
Zhengzhou Yutong Bus Co. Ltd.		71,160	246,265
ZTE Corp. (H Shares)		136,600	183,814

TOTAL CHINA			33,017,070

Hong Kong - 9.4%
AIA Group Ltd.		964,000	5,970,329
Cathay Pacific Airways Ltd.		378,000	613,889
China Everbright Ltd.		426,000	812,642
China Mobile Ltd.		223,000	2,761,526
China Resources Beer Holdings Co. Ltd.		348,000	673,716
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (a)		122,000	49,062
China Resources Power Holdings Co. Ltd.		152,000	242,153
China Taiping Insurance Group Ltd. (a)		347,200	680,223
CNOOC Ltd. sponsored ADR (b)		25,800	3,106,062
Dah Sing Banking Group Ltd.		136,400	255,275
Dah Sing Financial Holdings Ltd.		34,000	227,882
Fosun International Ltd.		271,000	354,189
HKT Trust/HKT Ltd. unit		718,500	1,135,390
Hysan Development Co. Ltd.		170,000	782,249
Magnificent Hotel Investment Ltd.		1,896,000	42,278
PCCW Ltd.		817,852	595,595
Sino Land Ltd.		738,000	1,316,498
Techtronic Industries Co. Ltd.		335,500	1,420,547
Wheelock and Co. Ltd.		243,000	1,301,383

TOTAL HONG KONG			22,340,888

India - 9.2%
Adani Ports & Special Economic Zone		129,862	452,778
Adani Power Ltd. (a)		278,021	116,581
Apollo Tyres Ltd.		347,215	850,652
Bajaj Finserv Ltd.		12,085	493,861
Bharat Petroleum Corp. Ltd.		80,903	719,333
Bharti Airtel Ltd.		112,720	612,261
Bharti Infratel Ltd.		106,924	634,277
CCL Products (India) Ltd. (a)		23,016	89,122
Coal India Ltd.		143,144	704,392
Cox & Kings India Ltd. (a)		148,174	423,815
Edelweiss Financial Services Ltd.		195,034	276,948
Exide Industries Ltd.		44,658	119,995
Havells India Ltd.		26,376	154,188
HCL Technologies Ltd.		79,888	902,433
Idea Cellular Ltd. (a)		238,586	374,765
Indian Oil Corp. Ltd. (a)		141,436	1,155,169
JK Tyre & Industries Ltd. (a)		343,022	463,933
Just Dial Ltd.		14,335	119,467
LIC Housing Finance Ltd.		38,856	303,130
McLeod Russel India Ltd. (a)		76,398	234,220
NTPC Ltd.		475,579	1,129,817
Petronet LNG Ltd.		107,837	482,116
Power Finance Corp. Ltd.		323,568	1,058,495
Power Grid Corp. of India Ltd.		234,161	618,293
Redington India Ltd.		147,398	227,770
Reliance Capital Ltd. (a)		20,100	135,126
Reliance Industries Ltd.		190,747	2,904,345
Rural Electrification Corp. Ltd.		79,275	252,376
Sun Pharmaceutical Industries Ltd.		87,926	1,094,804
Suzlon Energy Ltd. (a)		866,401	226,820
Tata Motors Ltd. (a)		258,528	1,961,079
The Jammu & Kashmir Bank Ltd.		118,955	120,017
Torrent Pharmaceuticals Ltd.		32,031	692,207
UPL Ltd.		78,289	733,912
Vakrangee Ltd. (a)		48,185	134,713
VST Industries Ltd. (a)		8,218	251,188
Yes Bank Ltd. (a)		34,563	631,032

TOTAL INDIA			21,855,430

Indonesia - 2.7%
PT ACE Hardware Indonesia Tbk		3,188,400	236,115
PT Adaro Energy Tbk		3,912,100	310,615
PT Bank Mandiri (Persero) Tbk		1,590,400	1,234,614
PT Bank Rakyat Indonesia Tbk		2,470,000	2,173,283
PT Bank Tabungan Pensiunan Nasional Tbk (a)		258,300	46,539
PT Gudang Garam Tbk		177,600	915,558
PT Indo Tambangraya Megah Tbk		130,500	125,284
PT Indofood Sukses Makmur Tbk		1,134,000	720,735
PT Media Nusantara Citra Tbk		1,035,100	169,902
PT Perusahaan Gas Negara Tbk Series B		1,845,700	463,591

TOTAL INDONESIA			6,396,236

Israel - 0.0%
Sarine Technologies Ltd.		65,500	87,939
Japan - 1.0%
KDDI Corp.		31,600	969,713
NGK Insulators Ltd.		38,000	907,214
Olympus Corp.		12,700	438,249

TOTAL JAPAN			2,315,176

Korea (South) - 20.0%
AMOREPACIFIC Corp.		3,980	1,387,707
AMOREPACIFIC Group, Inc.		8,774	1,139,327
BGFretail Co. Ltd.		1,360	243,817
Com2uS Corp.		1,150	119,464
Daelim Industrial Co.		5,320	401,582
DGB Financial Group Co. Ltd.		71,954	582,589
Dongbu Insurance Co. Ltd.		16,074	917,235
Duksan Hi-Metal Co. Ltd. (a)		8,223	63,697
Hana Financial Group, Inc.		25,930	641,959
Hyosung Corp.		6,390	798,176
Hyundai Fire & Marine Insurance Co. Ltd.		25,472	693,567
Hyundai Mobis		11,456	2,625,162
Hyundai Motor Co.		25,634	3,040,697
Hyundai Steel Co.		27,324	1,242,446
KB Financial Group, Inc.		79,960	2,555,726
Kia Motors Corp.		31,606	1,197,154
Kiwoom Securities Co. Ltd.		5,493	390,453
Korea Electric Power Corp.		31,268	1,723,192
Korea Petro Chemical Industries Co. Ltd.		4,301	908,281
Korea Power Engineering Co., Inc.		15,269	430,847
Korea Zinc Co. Ltd.		2,642	1,208,463
KT Corp.		574	16,375
LG Chemical Ltd.		5,942	1,300,213
LG Display Co. Ltd.		25,392	708,652
LG Household & Health Care Ltd.		1,997	1,808,929
LG Innotek Co. Ltd.		2,433	195,462
LG Telecom Ltd.		115,766	1,139,142
LS Industrial Systems Ltd.		18,400	716,786
Poongsan Corp.		8,835	246,519
Samsung Card Co. Ltd.		8,814	341,772
Samsung Electronics Co. Ltd.		9,459	13,081,783
Shinhan Financial Group Co. Ltd.		66,885	2,405,930
Shinsegae Co. Ltd.		1,234	201,822
Silicon Works Co. Ltd.		8,237	233,905
SK Hynix, Inc.		66,662	2,060,723
SK Telecom Co. Ltd.		3,790	783,968

TOTAL KOREA (SOUTH)			47,553,522

Malaysia - 1.6%
AEON Credit Service Bhd		35,500	123,842
Bursa Malaysia Bhd		106,600	225,482
Cahya Mata Sarawak Bhd		254,200	224,818
Glomac Bhd		366,000	70,134
Media Prima Bhd		727,400	259,116
Padini Holdings Bhd		182,300	118,682
Sunway Bhd		314,300	226,237
Tenaga Nasional Bhd		504,400	1,781,912
YTL Power International Bhd		2,099,900	737,712

TOTAL MALAYSIA			3,767,935

Mauritius - 0.1%
MakeMyTrip Ltd. (a)		7,100	133,693
Netherlands - 0.2%
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares)(BNP Paribas Warrants Program) warrants 11/24/16 (a)(c)		147,900	394,855
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)		39,900	155,396

TOTAL NETHERLANDS			550,251

Philippines - 1.3%
ABS CBN Broadcasting Corp. (depositary receipt)		97,800	102,314
Alliance Global Group, Inc.		824,200	282,633
LT Group, Inc.		56,400	18,670
Metro Pacific Investments Corp.		2,457,400	391,098
Metropolitan Bank & Trust Co.		630,710	1,270,789
Robinsons Land Corp.		283,300	192,373
Robinsons Retail Holdings, Inc.		127,400	232,767
Security Bank Corp.		122,126	567,546

TOTAL PHILIPPINES			3,058,190

Singapore - 3.3%
Boustead Singapore Ltd.		178,048	106,242
CapitaLand Ltd.		386,700	914,328
Centurion Corp. Ltd.		254,500	67,388
CWT Ltd.		106,100	166,189
Frasers Centrepoint Ltd.		104,700	118,312
Hyflux Ltd.		277,200	119,919
Mapletree Industrial (REIT)		647,593	874,277
Sheng Siong Group Ltd.		166,600	122,399
Singapore Telecommunications Ltd.		637,800	1,988,516
United Overseas Bank Ltd.		184,000	2,524,724
UOL Group Ltd.		89,800	386,474
Wing Tai Holdings Ltd.		272,000	353,010
Yoma Strategic Holdings Ltd.		265,200	114,728

TOTAL SINGAPORE			7,856,506

Taiwan - 13.8%
Advanced Semiconductor Engineering, Inc.		1,263,000	1,495,833
Cathay Financial Holding Co. Ltd.		1,395,000	1,571,726
China Life Insurance Co. Ltd.		682,120	564,878
Chinatrust Financial Holding Co. Ltd.		2,386,000	1,319,765
E.SUN Financial Holdings Co. Ltd.		3,117,122	1,743,762
Everlight Electronics Co. Ltd.		135,000	220,199
Formosa Chemicals & Fibre Corp.		407,000	1,062,940
Fubon Financial Holding Co. Ltd.		1,505,000	1,875,397
Hon Hai Precision Industry Co. Ltd. (Foxconn)		1,521,850	4,204,111
Innolux Corp.		1,247,000	462,447
Mega Financial Holding Co. Ltd.		1,072,000	842,264
Micro-Star International Co. Ltd.		55,000	120,305
Nanya Technology Corp.		143,000	169,430
PChome Online, Inc.		21,814	245,432
Pegatron Corp.		631,000	1,552,761
Pou Chen Corp.		1,004,000	1,372,576
Powertech Technology, Inc.		151,000	385,342
Taiwan Semiconductor Manufacturing Co. Ltd.		2,032,393	11,014,235
Unified-President Enterprises Corp.		737,000	1,510,179
Vanguard International Semiconductor Corp.		196,000	356,039
Yuanta Financial Holding Co. Ltd.		2,027,321	713,599

TOTAL TAIWAN			32,803,220

Thailand - 2.4%
Asian Property Development PCL (For. Reg.)		2,808,800	596,759
Delta Electronics PCL (For. Reg.)		32,500	66,484
Indorama Ventures PCL (For. Reg.)		362,700	346,247
Intouch Holdings PCL:
(For. Reg.)		322,401	555,385
NVDR		38,500	66,322
Kasikornbank PCL (For. Reg.)		299,900	1,717,773
Preuksa Real Estate PCL (For. Reg.)		643,800	508,312
PTT Global Chemical PCL (For. Reg.)		411,800	718,256
Thai Beverage PCL		1,248,100	963,514
TISCO Financial Group PCL		163,400	253,333

TOTAL THAILAND			5,792,385

United States of America - 0.8%
China Biologic Products, Inc.(a)		3,200	382,016
Cognizant Technology Solutions Corp. Class A (a)		24,100	1,385,509

TOTAL UNITED STATES OF AMERICA			1,767,525

TOTAL COMMON STOCKS
(Cost $202,376,444)			233,501,083
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.1%
India - 0.1%
NTPC Ltd. 8.49% 3/25/25 (Cost $123,312)	INR	615,670	119,215
		Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.42% (e)		837,367	837,367
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)		1,621,275	1,621,275
TOTAL MONEY MARKET FUNDS
(Cost $2,458,642)			2,458,642
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $204,958,398)			236,078,940
NET OTHER ASSETS (LIABILITIES) - 0.5%			1,181,794
NET ASSETS - 100%			$237,260,734

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $853,904 or 0.4% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,724
Fidelity Securities Lending Cash Central Fund	6,406
Total	$8,130

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,782,225	$22,821,146	$1,961,079	$--
Consumer Staples	11,797,379	11,797,379	--	--
Energy	11,993,576	10,128,928	1,864,648	--
Financials	68,689,453	59,418,208	8,876,390	394,855
Health Care	4,077,906	3,639,657	438,249	--
Industrials	12,623,675	11,716,461	907,214	--
Information Technology	61,420,766	37,403,183	24,017,583	--
Materials	12,962,983	12,328,892	634,091	--
Telecommunication Services	14,121,715	9,590,133	4,531,582	--
Utilities	11,031,405	9,308,213	1,723,192	--
Corporate Bonds	119,215	--	119,215	--
Money Market Funds	2,458,642	2,458,642	--	--
Total Investments in Securities:	$236,078,940	$190,610,842	$45,073,243	$394,855

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$103,276,597

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $205,129,643. Net unrealized appreciation aggregated $30,949,297, of which $46,928,090 related to appreciated investment securities and $15,978,793 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

July 31, 2016

FAEM-QTLY-0916
1.804858.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Argentina - 0.9%
Banco Macro SA sponsored ADR	29,400	$2,208,822
Grupo Financiero Galicia SA sponsored ADR	68,100	2,021,208

TOTAL ARGENTINA		4,230,030

Australia - 0.9%
Amcor Ltd.	169,352	1,933,060
Sydney Airport unit	387,199	2,224,544

TOTAL AUSTRALIA		4,157,604

Belgium - 0.4%
Anheuser-Busch InBev SA NV	15,100	1,950,802
Bermuda - 2.3%
Axalta Coating Systems (a)	74,300	2,121,265
China Gas Holdings Ltd.	1,565,000	2,473,049
China Resource Gas Group Ltd.	798,000	2,339,980
Credicorp Ltd. (United States)	20,914	3,353,142

TOTAL BERMUDA		10,287,436

Brazil - 5.7%
BB Seguridade Participacoes SA	313,400	2,913,236
CCR SA	528,100	3,050,615
Cielo SA	319,586	3,622,251
Kroton Educacional SA	644,700	2,871,166
Odontoprev SA	508,600	2,039,169
Qualicorp SA	390,200	2,587,374
Smiles SA	143,400	2,298,009
Ultrapar Participacoes SA	143,000	3,265,396
Weg SA	571,530	2,691,606

TOTAL BRAZIL		25,338,822

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	99,300	1,916,490
Cayman Islands - 12.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	141,300	11,654,424
Baidu.com, Inc. sponsored ADR (a)	43,400	6,926,640
Ctrip.com International Ltd. ADR (a)(b)	81,900	3,576,573
ENN Energy Holdings Ltd.	476,000	2,266,988
Fu Shou Yuan International Group Ltd.	2,786,000	1,867,292
NetEase, Inc. sponsored ADR	13,800	2,818,926
New Oriental Education & Technology Group, Inc. sponsored ADR	56,700	2,498,202
Shenzhou International Group Holdings Ltd.	446,000	2,351,181
Sino Biopharmaceutical Ltd.	3,195,000	2,133,185
TAL Education Group ADR (a)	35,500	2,137,455
Tencent Holdings Ltd.	726,200	17,539,999

TOTAL CAYMAN ISLANDS		55,770,865

Chile - 0.5%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	82,700	2,049,306
China - 1.9%
Inner Mongoli Yili Industries Co. Ltd.	809,400	2,260,884
Jiangsu Hengrui Medicine Co. Ltd.	318,912	2,098,741
Kweichow Moutai Co. Ltd.	45,910	2,166,033
Shanghai International Airport Co. Ltd.	430,400	1,807,883

TOTAL CHINA		8,333,541

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	41,100	2,341,467
France - 0.5%
Dassault Systemes SA	25,853	2,135,113
Germany - 1.0%
adidas AG	13,700	2,250,524
Wirecard AG (b)	46,000	2,138,891

TOTAL GERMANY		4,389,415

Hong Kong - 2.1%
AIA Group Ltd.	365,800	2,265,504
CSPC Pharmaceutical Group Ltd.	2,446,000	2,115,470
Guangdong Investment Ltd.	1,788,000	2,742,473
Techtronic Industries Co. Ltd.	549,000	2,324,532

TOTAL HONG KONG		9,447,979

India - 12.6%
Amara Raja Batteries Ltd.	153,586	2,159,259
Asian Paints India Ltd.	161,823	2,704,900
Bharti Infratel Ltd.	408,640	2,424,068
Colgate-Palmolive (India)	160,887	2,252,852
Divi's Laboratories Ltd.	2,518	45,275
GlaxoSmithKline Consumer Healthcare Ltd. (a)	24,090	2,288,053
Godrej Consumer Products Ltd.	102,209	2,439,338
HDFC Bank Ltd.	108,338	2,408,854
Hindustan Unilever Ltd.	220,087	3,046,152
Housing Development Finance Corp. Ltd.	287,296	5,924,362
IndusInd Bank Ltd.	125,853	2,219,775
Infosys Ltd.	324,720	5,227,818
ITC Ltd.	989,720	3,748,478
LIC Housing Finance Ltd.	301,504	2,352,143
Lupin Ltd.	104,833	2,736,384
Power Grid Corp. of India Ltd.	920,033	2,429,312
Sun Pharmaceutical Industries Ltd.	266,679	3,320,535
Tata Consultancy Services Ltd.	106,002	4,165,495
Titan Co. Ltd.	327,880	2,072,892
Zee Entertainment Enterprises Ltd.	316,526	2,361,539

TOTAL INDIA		56,327,484

Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	27,813,600	2,059,716
PT Bank Central Asia Tbk	3,337,700	3,682,083
PT Bank Rakyat Indonesia Tbk	3,462,200	3,046,292
PT Kalbe Farma Tbk	19,040,100	2,434,795
PT Matahari Department Store Tbk	1,569,200	2,387,015
PT Surya Citra Media Tbk	8,872,000	2,140,361
PT Tower Bersama Infrastructure Tbk	4,220,400	1,836,568

TOTAL INDONESIA		17,586,830

Israel - 0.7%
Check Point Software Technologies Ltd. (a)	9,300	714,984
Frutarom Industries Ltd.	44,700	2,236,641

TOTAL ISRAEL		2,951,625

Kenya - 0.5%
Safaricom Ltd.	11,880,300	2,231,950
Korea (South) - 4.8%
AMOREPACIFIC Corp.	10,500	3,661,035
AMOREPACIFIC Group, Inc.	19,690	2,556,798
Coway Co. Ltd.	28,052	2,160,367
Hanssem Co. Ltd.	13,595	2,101,312
KT&G Corp.	31,270	3,400,135
LG Household & Health Care Ltd.	3,873	3,508,253
NAVER Corp.	6,562	4,186,754

TOTAL KOREA (SOUTH)		21,574,654

Luxembourg - 0.5%
Eurofins Scientific SA	5,700	2,137,689
Malta - 0.5%
Brait SA	246,700	2,217,257
Mexico - 7.3%
Banregio Grupo Financiero S.A.B. de CV	356,766	2,043,936
El Puerto de Liverpool S.A.B. de CV Class C	201,300	1,951,053
Fomento Economico Mexicano S.A.B. de CV unit	412,900	3,694,079
Gruma S.A.B. de CV Series B	160,500	2,308,375
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	250,021	2,459,807
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	156,280	2,401,711
Grupo Aeroportuario Norte S.A.B. de CV	368,500	2,291,775
Grupo Financiero Banorte S.A.B. de CV Series O	641,100	3,511,176
Infraestructura Energetica Nova S.A.B. de CV (b)	486,500	1,965,201
Kimberly-Clark de Mexico SA de CV Series A	1,031,800	2,333,794
Megacable Holdings S.A.B. de CV unit	468,984	1,879,688
Promotora y Operadora de Infraestructura S.A.B. de CV	197,700	2,305,551
Tenedora Nemak SA de CV	166,000	188,665
Wal-Mart de Mexico SA de CV Series V	1,413,300	3,229,862

TOTAL MEXICO		32,564,673

Philippines - 4.7%
Ayala Corp.	146,840	2,710,892
Ayala Land, Inc.	3,308,600	2,773,256
D&L Industries, Inc.	9,627,700	2,028,712
GT Capital Holdings, Inc.	73,170	2,391,126
International Container Terminal Services, Inc.	1,094,840	1,486,891
Security Bank Corp.	437,520	2,033,249
SM Investments Corp.	171,879	2,512,990
SM Prime Holdings, Inc.	4,638,700	2,874,271
Universal Robina Corp.	569,610	2,422,278

TOTAL PHILIPPINES		21,233,665

Russia - 1.4%
Magnit OJSC	20,946	3,240,774
NOVATEK OAO GDR (Reg. S)	29,600	2,954,080

TOTAL RUSSIA		6,194,854

South Africa - 8.6%
Aspen Pharmacare Holdings Ltd.	126,193	3,409,086
Bidcorp Ltd. (a)	140,415	2,620,102
Capitec Bank Holdings Ltd.	52,700	2,336,738
Discovery Ltd.	271,162	2,441,606
FirstRand Ltd.	1,032,100	3,612,768
Mondi Ltd.	119,220	2,414,846
Mr Price Group Ltd.	163,500	2,696,094
Naspers Ltd. Class N	62,100	9,744,938
Remgro Ltd.	165,000	3,092,877
Sanlam Ltd.	603,100	2,841,440
Shoprite Holdings Ltd.	213,400	3,125,383

TOTAL SOUTH AFRICA		38,335,878

Spain - 0.5%
Amadeus IT Holding SA Class A	45,000	2,112,768
Switzerland - 0.5%
Sika AG	500	2,345,233
Taiwan - 5.7%
Advantech Co. Ltd.	279,000	2,174,550
ECLAT Textile Co. Ltd.	219,540	2,466,625
Largan Precision Co. Ltd.	31,000	3,331,971
Taiwan Semiconductor Manufacturing Co. Ltd.	3,196,000	17,320,220

TOTAL TAIWAN		25,293,366

Thailand - 1.5%
Airports of Thailand PCL (For. Reg.)	211,100	2,394,042
Bangkok Dusit Medical Services PCL (For. Reg.)	3,072,400	1,984,755
Thai Beverage PCL	3,003,900	2,318,965

TOTAL THAILAND		6,697,762

Turkey - 1.6%
Bim Birlesik Magazalar A/S JSC	133,000	2,457,480
Tofas Turk Otomobil Fabrikasi A/S	253,253	2,000,626
Tupras Turkiye Petrol Rafinelleri A/S	123,000	2,628,847

TOTAL TURKEY		7,086,953

United Arab Emirates - 0.9%
DP World Ltd.	127,369	2,163,999
First Gulf Bank PJSC	634,172	2,089,216

TOTAL UNITED ARAB EMIRATES		4,253,215

United Kingdom - 1.4%
British American Tobacco PLC (United Kingdom)	32,600	2,080,691
Hikma Pharmaceuticals PLC	62,096	2,164,646
NMC Health PLC	133,400	1,950,858

TOTAL UNITED KINGDOM		6,196,195

United States of America - 9.6%
A.O. Smith Corp.	23,400	2,173,626
Alphabet, Inc. Class C (a)	2,760	2,121,860
Amazon.com, Inc. (a)	2,900	2,200,549
American Tower Corp.	15,800	1,829,166
China Biologic Products, Inc. (a)	18,200	2,172,716
Ecolab, Inc.	15,870	1,878,691
Facebook, Inc. Class A (a)	15,800	1,958,252
Gartner, Inc. Class A (a)	19,700	1,974,925
International Flavors & Fragrances, Inc.	16,400	2,185,300
MasterCard, Inc. Class A	23,700	2,257,188
McGraw Hill Financial, Inc.	19,300	2,358,460
MercadoLibre, Inc.	12,900	1,974,732
Mettler-Toledo International, Inc. (a)	5,280	2,171,189
Moody's Corp.	20,500	2,173,205
MSCI, Inc. Class A	27,600	2,374,704
NIKE, Inc. Class B	40,100	2,225,550
Philip Morris International, Inc.	22,100	2,215,746
PPG Industries, Inc.	21,100	2,209,381
TransDigm Group, Inc. (a)	7,800	2,180,256
Visa, Inc. Class A	27,400	2,138,570

TOTAL UNITED STATES OF AMERICA		42,774,066

TOTAL COMMON STOCKS
(Cost $380,456,408)		432,464,987

Preferred Stocks - 3.1%
Convertible Preferred Stocks - 0.7%
India - 0.7%
PC Jeweller Ltd. 13.00% (c)(d)	20,810,176	3,145,986
Nonconvertible Preferred Stocks - 2.4%
Brazil - 2.4%
Ambev SA sponsored ADR	883,280	5,105,358
Itau Unibanco Holding SA	552,900	5,761,933
		10,867,291
TOTAL PREFERRED STOCKS
(Cost $14,983,059)		14,013,277

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.42% (e)	4,420,180	4,420,180
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)	7,612,249	7,612,249
TOTAL MONEY MARKET FUNDS
(Cost $12,032,429)		12,032,429
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $407,471,896)		458,510,693
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(11,611,011)
NET ASSETS - 100%		$446,899,682

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,145,986 or 0.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$3,105,681

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,675
Fidelity Securities Lending Cash Central Fund	132,496
Total	$146,171

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$65,957,910	$50,816,462	$11,995,462	$3,145,986
Consumer Staples	70,431,700	66,400,207	4,031,493	--
Energy	8,848,323	8,848,323	--	--
Financials	83,862,697	81,453,843	2,408,854	--
Health Care	37,843,334	37,843,334	--	--
Industrials	34,304,555	34,304,555	--	--
Information Technology	100,412,821	60,324,784	40,088,037	--
Materials	24,107,335	24,107,335	--	--
Telecommunication Services	6,492,586	6,492,586	--	--
Utilities	14,217,003	14,217,003	--	--
Money Market Funds	12,032,429	12,032,429	--	--
Total Investments in Securities:	$458,510,693	$396,840,861	$58,523,846	$3,145,986

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$9,154,383
Level 2 to Level 1	$103,376,716

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $409,371,155. Net unrealized appreciation aggregated $49,139,538, of which $66,335,018 related to appreciated investment securities and $17,195,480 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

July 31, 2016

AGLO-QTLY-0916
1.804860.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
		Shares	Value
Australia - 2.2%
Altium Ltd.		84,127	$468,624
Ausdrill Ltd. (a)		150,204	114,148
Bapcor Ltd.		141,611	615,571
Corporate Travel Managemnt Ltd.		39,501	468,893
Imdex Ltd. (a)		192,909	57,174
NEXTDC Ltd. (a)		80,265	228,130
Orora Ltd.		181,693	396,283
Reliance Worldwide Corp. Ltd.		141,510	354,884
The Star Entertainment Group Ltd.		100,336	451,402

TOTAL AUSTRALIA			3,155,109

Austria - 0.4%
CA Immobilien Anlagen AG		23,900	448,899
IMMOFINANZ Immobilien Anlagen AG (a)		46,100	100,400

TOTAL AUSTRIA			549,299

Bailiwick of Jersey - 0.4%
Randgold Resources Ltd. sponsored ADR		5,235	615,688
Belgium - 0.4%
Ion Beam Applications SA		10,700	504,343
Bermuda - 2.4%
BW LPG Ltd.		6,900	24,543
Credicorp Ltd. (United States)		1,000	160,330
Essent Group Ltd. (a)		43,700	1,047,052
Genpact Ltd. (a)		49,200	1,317,084
Great Eagle Holdings Ltd.		35,190	158,977
Man Wah Holdings Ltd.		535,200	390,445
Tai Cheung Holdings Ltd.		302,000	249,902

TOTAL BERMUDA			3,348,333

Brazil - 2.2%
Cetip SA - Mercados Organizado		36,800	491,098
Cielo SA		38,800	439,767
Direcional Engenharia SA		57,600	113,694
Fleury SA		57,600	554,611
Kroton Educacional SA		95,900	427,090
Lojas Renner SA		59,300	498,556
Natura Cosmeticos SA		3,700	38,000
Smiles SA		29,900	479,152

TOTAL BRAZIL			3,041,968

British Virgin Islands - 0.0%
Epic Gas Ltd. (a)		5,100	9,067
Canada - 3.7%
B2Gold Corp. (a)		99,000	310,121
CCL Industries, Inc. Class B		400	71,597
Cott Corp.		24,400	363,669
Dollarama, Inc.		2,200	162,668
FirstService Corp.		6,500	320,358
Gluskin Sheff + Associates, Inc.		22,700	308,775
New Gold, Inc. (a)		5,700	29,599
North West Co., Inc.		13,900	324,704
Pason Systems, Inc.		4,300	57,601
PrairieSky Royalty Ltd.		32,600	634,447
Premium Brands Holdings Corp.		25,500	1,100,153
Suncor Energy, Inc.		44,500	1,197,664
Tahoe Resources, Inc.		24,600	381,911

TOTAL CANADA			5,263,267

Cayman Islands - 2.6%
AAC Technology Holdings, Inc.		44,500	415,266
Cheung Kong Property Holdings Ltd.		27,000	192,797
Cogobuy Group (a)		232,000	346,278
Gourmet Master Co. Ltd.		35,000	375,090
Greatview Aseptic Pack Co. Ltd.		206,000	106,739
Himax Technologies, Inc. sponsored ADR		39,100	349,945
New Oriental Education & Technology Group, Inc. sponsored ADR		21,300	938,478
Sunny Optical Technology Group Co. Ltd.		132,000	525,727
Tencent Holdings Ltd.		19,800	478,232

TOTAL CAYMAN ISLANDS			3,728,552

China - 0.4%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		276,000	148,701
Kweichow Moutai Co. Ltd.		9,926	468,308

TOTAL CHINA			617,009

Colombia - 0.3%
Cementos Argos SA		98,735	369,854
Denmark - 0.5%
Ambu A/S Series B		300	12,760
Vestas Wind Systems A/S		9,700	677,034

TOTAL DENMARK			689,794

France - 1.2%
Imerys SA		5,400	383,000
Les Nouveaux Construct Investment SA		3,200	97,633
Orpea		2,000	176,756
Sartorius Stedim Biotech		2,400	170,330
SEB SA		2,900	386,146
SR Teleperformance SA		4,500	418,529

TOTAL FRANCE			1,632,394

Germany - 1.5%
adidas AG		4,700	772,078
BAUER AG		17,000	234,724
DIC Asset AG		38,500	375,077
LEG Immobilien AG		3,913	392,807
MLP AG		12,800	49,514
Nemetschek Se		3,700	232,725

TOTAL GERMANY			2,056,925

Greece - 0.1%
Mytilineos Holdings SA		24,600	107,261
Hong Kong - 1.3%
Hang Lung Properties Ltd.		166,000	359,456
Sino Land Ltd.		613,832	1,094,998
Techtronic Industries Co. Ltd.		100,500	425,529

TOTAL HONG KONG			1,879,983

India - 2.3%
Ajanta Pharma Ltd.		13,765	367,931
Granules India Ltd. (a)		156,987	335,501
HDFC Bank Ltd.		20,048	445,760
Inox Leisure Ltd. (a)		94,951	349,789
Kajaria Ceramics Ltd. (a)		11,303	215,334
Natco Pharma Ltd. (a)		40,334	382,524
Power Grid Corp. of India Ltd.		137,281	362,485
Repco Home Finance Ltd. (a)		29,119	369,388
UPL Ltd.		38,798	363,708

TOTAL INDIA			3,192,420

Indonesia - 1.3%
PT Astra International Tbk		11,100	6,546
PT Bank Rakyat Indonesia Tbk		330,300	290,622
PT Bank Tabungan Negara Tbk		2,364,900	356,581
PT Charoen Pokphand Indonesia Tbk		1,170,200	335,019
PT Matahari Department Store Tbk		215,800	328,268
Waskita Karya Persero Tbk PT		2,238,300	473,344

TOTAL INDONESIA			1,790,380

Ireland - 2.4%
Accenture PLC Class A		700	78,967
C&C Group PLC		1,141	4,597
Jazz Pharmaceuticals PLC (a)		8,800	1,328,536
Medtronic PLC		23,100	2,024,253

TOTAL IRELAND			3,436,353

Israel - 1.0%
Elbit Systems Ltd. (Israel)		5,300	533,447
Frutarom Industries Ltd.		8,200	410,301
Ituran Location & Control Ltd.		16,900	404,924

TOTAL ISRAEL			1,348,672

Italy - 0.8%
Amplifon SpA		37,200	370,979
Industria Macchine Automatiche SpA (IMA)		5,600	330,257
Mediaset SpA		34,100	103,239
Reply SpA		2,417	345,882

TOTAL ITALY			1,150,357

Japan - 5.2%
Asahi Co. Ltd.		66,200	937,959
Astellas Pharma, Inc.		67,700	1,128,000
Broadleaf Co. Ltd.		18,700	187,702
Chodai Co. Ltd. (b)		27,500	107,801
Daiwa Industries Ltd.		41,800	380,523
Dip Corp.		11,400	342,992
FJ Next Co. Ltd.		18,600	89,790
JK Holdings Co. Ltd.		16,200	76,353
KDDI Corp.		14,600	448,032
Kinugawa Rubber Industrial Co. Ltd.		79,000	598,255
Koshidaka Holdings Co. Ltd.		15,200	305,212
Makita Corp.		6,500	457,312
Misumi Group, Inc.		22,200	407,746
Monex Group, Inc.		150,000	368,879
NEC Corp.		130,000	355,012
Sakai Heavy Industries Ltd.		36,000	64,172
Seikitokyu Kogyo Co. Ltd.		65,900	331,844
Sony Financial Holdings, Inc.		29,100	364,546
Sundrug Co. Ltd.		4,300	373,010

TOTAL JAPAN			7,325,140

Korea (South) - 1.5%
Caregen Co. Ltd.		2,784	344,497
DuzonBizon Co. Ltd.		7,893	164,910
Fila Korea Ltd.		1,480	117,570
LG Household & Health Care Ltd.		367	332,437
NAVER Corp.		584	372,610
Osstem Implant Co. Ltd. (a)		6,048	414,142
Vieworks Co. Ltd.		7,383	330,404

TOTAL KOREA (SOUTH)			2,076,570

Luxembourg - 0.6%
Stabilus SA (a)		17,500	915,838
Marshall Islands - 0.1%
StealthGas, Inc. (a)		46,700	166,252
Mexico - 0.5%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		4,900	48,208
Grupo Aeroportuario Norte S.A.B. de CV		61,600	383,103
Grupo Bimbo S.A.B. de CV Series A		115,800	345,177

TOTAL MEXICO			776,488

Netherlands - 1.6%
Frank's International NV		45,500	560,560
Heijmans NV (Certificaten Van Aandelen) (a)		19,200	178,486
Nsi NV		35,061	155,186
NXP Semiconductors NV (a)		12,400	1,042,716
Wolters Kluwer NV		8,500	357,550

TOTAL NETHERLANDS			2,294,498

New Zealand - 1.0%
Fisher & Paykel Healthcare Corp.		19,814	150,252
Ryman Healthcare Group Ltd.		56,757	390,634
SKYCITY Entertainment Group Ltd.		120,340	440,631
Summerset Group Holdings Ltd.		115,739	396,201

TOTAL NEW ZEALAND			1,377,718

Norway - 0.2%
Marine Harvest ASA		20,700	353,040
Panama - 0.2%
Copa Holdings SA Class A		3,800	254,600
Philippines - 0.5%
GT Capital Holdings, Inc.		10,775	352,117
PUREGOLD Price Club, Inc.		374,300	381,250

TOTAL PHILIPPINES			733,367

Poland - 0.3%
Kruk SA		6,900	370,949
South Africa - 0.8%
Capitec Bank Holdings Ltd.		8,100	359,157
JSE Ltd.		33,700	412,497
Shoprite Holdings Ltd.		25,400	372,000

TOTAL SOUTH AFRICA			1,143,654

Spain - 0.2%
Gamesa Corporacion Tecnologica SA		16,700	353,715
Sweden - 0.6%
Attendo AB		38,200	378,339
Indutrade AB		21,000	443,707

TOTAL SWEDEN			822,046

Switzerland - 2.1%
Actelion Ltd.		4,015	712,112
Chubb Ltd.		9,100	1,139,866
Lonza Group AG		3,006	566,649
Temenos Group AG		6,020	372,368
u-blox Holding AG		730	184,835

TOTAL SWITZERLAND			2,975,830

Taiwan - 1.6%
Aerospace Industries Development Corp.		4,000	5,494
Ennoconn Corp.		27,366	411,105
Hota Industrial Manufacturing Co. Ltd.		58,000	264,307
Micro-Star International Co. Ltd.		183,000	400,289
Poya International Co. Ltd.		29,000	358,638
SINBON Electronics Co. Ltd.		146,000	349,181
Sunny Friend Environmental Technology Co. Ltd.		37,000	176,750
Taiwan Paiho Ltd.		119,000	366,511

TOTAL TAIWAN			2,332,275

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)		38,300	434,353
C.P. ALL PCL (For. Reg.)		233,100	346,337
Carabao Group PCL		260,700	464,065
Central Pattana PCL (For. Reg.)		229,900	379,536
Eastern Polymer Group PCL		1,312,500	471,038
Kasikornbank PCL (For. Reg.)		17,900	102,528
KCE Electronics PCL		7,500	20,887
MC Group PCL		11,400	4,451

TOTAL THAILAND			2,223,195

United Kingdom - 2.0%
Alliance Pharma PLC		653,326	395,575
Ashtead Group PLC		22,800	360,889
Booker Group PLC		43,600	100,402
Ensco PLC Class A		19,700	180,649
Lloyds Banking Group PLC		671,800	472,511
Micro Focus International PLC		32,700	837,839
NMC Health PLC		24,500	358,291
U & I Group PLC		26,800	53,646
Zoopla Property Group PLC		27,500	107,001

TOTAL UNITED KINGDOM			2,866,803

United States of America - 51.3%
Abraxas Petroleum Corp. (a)		555,500	644,380
Activision Blizzard, Inc.		9,000	361,440
Adobe Systems, Inc. (a)		1,800	176,148
AFLAC, Inc.		5,300	383,084
Air Lease Corp. Class A		5,300	152,693
Albemarle Corp. U.S.		15,800	1,329,886
Alexion Pharmaceuticals, Inc. (a)		8,300	1,067,380
Alphabet, Inc.:
Class A		4,000	3,165,358
Class C (a)		1,259	967,907
AMAG Pharmaceuticals, Inc. (a)		8,900	236,117
AMC Networks, Inc. Class A (a)		8,700	481,632
American Tower Corp.		3,500	405,195
Amgen, Inc.		9,600	1,651,488
Amplify Snack Brands, Inc. (b)		32,100	457,746
Apache Corp.		20,000	1,050,000
AT&T, Inc.		9,300	402,597
AutoZone, Inc. (a)		700	569,779
Baker Hughes, Inc.		3,900	186,537
Bank of America Corp.		40,000	579,600
Becton, Dickinson & Co.		7,700	1,355,200
Belden, Inc.		5,300	388,013
BioMarin Pharmaceutical, Inc. (a)		2,400	238,608
Boston Scientific Corp. (a)		64,500	1,566,060
Cadence Design Systems, Inc. (a)		16,600	399,230
Cambrex Corp. (a)		2,200	115,302
Capital One Financial Corp.		11,700	784,836
Catalent, Inc. (a)		41,500	1,059,910
CDW Corp.		8,100	347,733
CEB, Inc.		4,800	288,192
Centene Corp. (a)		9,700	684,335
CIT Group, Inc.		16,500	570,240
Coherent, Inc. (a)		3,400	360,570
Colfax Corp. (a)		12,800	375,808
Continental Resources, Inc. (a)		2,100	92,505
Cree, Inc. (a)		19,800	566,280
Cummins, Inc.		3,000	368,310
Dermira, Inc. (a)		3,100	104,036
Discover Financial Services		9,300	528,612
Dun & Bradstreet Corp.		8,200	1,059,850
Eastman Chemical Co.		4,100	267,443
Electronic Arts, Inc. (a)		8,200	625,824
Ethan Allen Interiors, Inc.		17,800	618,194
Facebook, Inc. Class A (a)		9,100	1,127,854
Fair Isaac Corp.		9,000	1,139,760
First Republic Bank		21,000	1,505,070
Flowserve Corp.		8,000	382,800
Fortune Brands Home & Security, Inc.		8,000	506,160
Franklin Resources, Inc.		19,000	687,610
Global Payments, Inc.		22,900	1,709,714
Goldman Sachs Group, Inc.		2,300	365,263
Graphic Packaging Holding Co.		65,900	898,876
Halliburton Co.		17,600	768,416
HealthSouth Corp. warrants 1/17/17 (a)		10	34
Helmerich & Payne, Inc.		2,300	142,531
HSN, Inc.		4,000	204,640
Huron Consulting Group, Inc. (a)		1,700	104,499
Ingevity Corp. (a)		1,883	72,062
Inphi Corp. (a)		9,700	341,246
Interpublic Group of Companies, Inc.		39,400	908,564
iRobot Corp. (a)		21,520	816,038
Jabil Circuit, Inc.		37,100	754,985
Johnson & Johnson		10,600	1,327,438
Johnson Controls, Inc.		4,800	220,416
Kate Spade & Co. (a)		16,900	366,561
Keysight Technologies, Inc. (a)		16,400	479,536
Ladder Capital Corp. Class A		8,419	109,952
Lakeland Financial Corp.		10,800	554,580
Las Vegas Sands Corp.		2,300	116,495
Lennox International, Inc.		7,900	1,238,720
M&T Bank Corp.		2,800	320,768
Malibu Boats, Inc. Class A (a)		50,300	686,092
Marsh & McLennan Companies, Inc.		2,700	177,525
Match Group, Inc. (a)(b)		22,300	351,225
Maxim Integrated Products, Inc.		20,200	823,756
Microchip Technology, Inc.		959	53,359
NACCO Industries, Inc. Class A		14,800	832,796
News Corp. Class A		900	11,673
Northern Trust Corp.		5,300	358,227
Northrop Grumman Corp.		4,600	996,498
NVR, Inc. (a)		500	852,500
Oaktree Capital Group LLC Class A		1,500	69,630
Omnicom Group, Inc.		5,500	452,595
PayPal Holdings, Inc. (a)		12,000	446,880
Praxair, Inc.		3,000	349,620
Procter & Gamble Co.		5,200	445,068
PulteGroup, Inc.		58,000	1,228,440
PVH Corp.		4,200	424,452
Qualcomm, Inc.		11,900	744,702
Radian Group, Inc.		31,400	405,060
Regeneron Pharmaceuticals, Inc. (a)		1,200	510,144
ResMed, Inc.		7,419	511,021
Rexnord Corp. (a)		63,200	1,345,528
Semtech Corp. (a)		31,000	788,020
SLM Corp. (a)		77,000	553,630
SM Energy Co.		10,200	276,726
Southwestern Energy Co. (a)		47,100	686,718
Stanley Black & Decker, Inc.		3,600	438,120
Stifel Financial Corp. (a)		10,900	385,315
Store Capital Corp.		39,200	1,222,648
Surgical Care Affiliates, Inc. (a)		11,800	613,718
Tenneco, Inc. (a)		4,900	276,948
Thermo Fisher Scientific, Inc.		9,400	1,493,096
TJX Companies, Inc.		5,400	441,288
Total System Services, Inc.		13,000	661,960
TransUnion Holding Co., Inc. (a)		11,600	379,552
TriMas Corp. (a)		18,100	323,447
Twenty-First Century Fox, Inc. Class B		17,700	478,431
UMB Financial Corp.		12,800	709,248
Vantiv, Inc. (a)		26,900	1,473,313
Visa, Inc. Class A		8,500	663,425
VSE Corp.		14,794	940,307
Wabtec Corp.		2,700	184,950
WESCO International, Inc. (a)		8,000	445,920
Western Digital Corp.		14,200	674,642
WestRock Co.		11,000	472,010
Wyndham Worldwide Corp.		4,500	319,590
Xylem, Inc.		23,600	1,128,316
Yum! Brands, Inc.		2,300	205,666

TOTAL UNITED STATES OF AMERICA			72,518,441

TOTAL COMMON STOCKS
(Cost $124,693,233)			140,367,447

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.1%
Banco do Estado Rio Grande do Sul SA		36,300	120,687
Germany - 0.3%
Sartorius AG (non-vtg.)		6,400	511,454
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $317,351)			632,141
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40 (Cost $4,906)(d)	CAD	5,600	4,889
		Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.42% (e)		1,408,363	1,408,363
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)		860,650	860,650
TOTAL MONEY MARKET FUNDS
(Cost $2,269,013)			2,269,013
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $127,284,503)			143,273,490
NET OTHER ASSETS (LIABILITIES) - (1.3)%			(1,861,291)
NET ASSETS - 100%			$141,412,199

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,068
Fidelity Securities Lending Cash Central Fund	33,000
Total	$55,068

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,992,576	$19,289,282	$2,703,294	$--
Consumer Staples	6,604,982	5,878,932	726,050	--
Energy	6,678,596	6,669,529	--	9,067
Financials	22,638,622	20,986,926	1,651,696	--
Health Care	24,838,961	23,710,961	1,128,000	--
Industrials	19,648,227	17,822,476	1,825,751	--
Information Technology	30,027,600	28,663,662	1,363,938	--
Materials	7,356,910	7,356,910	--	--
Telecommunication Services	850,629	402,597	448,032	--
Utilities	362,485	362,485	--	--
Corporate Bonds	4,889	--	4,889	--
Money Market Funds	2,269,013	2,269,013	--	--
Total Investments in Securities:	$143,273,490	$133,412,773	$9,851,650	$9,067

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,094,262

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $127,699,429. Net unrealized appreciation aggregated $15,574,061 of which $21,401,256 related to appreciated investment securities and $5,827,195 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

July 31, 2016

AGED-QTLY-0916
1.938155.104

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
		Shares	Value
Australia - 0.0%
Asaleo Care Ltd.		8,279	$8,557
Bailiwick of Jersey - 0.9%
Wolseley PLC		3,097	172,684
Belgium - 0.7%
Anheuser-Busch InBev SA NV		1,100	142,111
Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,800	81,380
Constellation Software, Inc.		280	113,984
Fairfax Financial Holdings Ltd. (sub. vtg.)		190	101,866
Imperial Oil Ltd.		7,240	222,748
PrairieSky Royalty Ltd.		1,110	21,602
Suncor Energy, Inc.		11,200	301,435

TOTAL CANADA			843,015

Cayman Islands - 0.4%
SITC International Holdings Co. Ltd.		138,000	81,643
Chile - 0.5%
Vina San Pedro SA		9,309,806	96,703
France - 3.4%
Bouygues SA		1,847	54,638
Cegedim SA (a)		1,000	29,225
Maisons du Monde SA		1,926	41,127
Renault SA		1,644	143,823
Sanofi SA		3,416	290,952
VINCI SA		1,351	102,542

TOTAL FRANCE			662,307

Germany - 2.3%
adidas AG		1,310	215,196
AURELIUS AG		1,469	89,491
SAP AG		1,547	135,399

TOTAL GERMANY			440,086

Hong Kong - 1.7%
HKT Trust/HKT Ltd. unit		71,280	112,638
Techtronic Industries Co. Ltd.		50,000	211,706

TOTAL HONG KONG			324,344

Ireland - 4.1%
Accenture PLC Class A		3,067	345,988
Greencore Group PLC		18,858	81,761
Medtronic PLC		4,110	360,159

TOTAL IRELAND			787,908

Isle of Man - 0.9%
Paysafe Group PLC (a)		16,800	85,823
Playtech Ltd.		8,111	93,337

TOTAL ISLE OF MAN			179,160

Israel - 3.3%
Bezeq The Israel Telecommunication Corp. Ltd.		64,500	127,539
Cellcom Israel Ltd. (Israel) (a)		12,978	93,663
Partner Communications Co. Ltd. (a)		17,848	85,233
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		900	34,837
Teva Pharmaceutical Industries Ltd. sponsored ADR		5,613	300,296

TOTAL ISRAEL			641,568

Italy - 0.2%
Astaldi SpA		7,800	34,114
Japan - 12.2%
A/S One Corp.		2,900	119,675
Astellas Pharma, Inc.		23,000	383,220
Broadleaf Co. Ltd.		5,100	51,191
Casio Computer Co. Ltd.		2,700	38,434
Daiichikosho Co. Ltd.		5,600	255,646
Daito Trust Construction Co. Ltd.		1,200	201,504
Hoya Corp.		5,000	177,404
Inaba Denki Sangyo Co. Ltd.		1,200	43,456
Japan Meat Co. Ltd.		4,100	58,586
Japan Tobacco, Inc.		2,700	105,299
KDDI Corp.		6,900	211,741
Nippon Telegraph & Telephone Corp.		3,400	161,567
Olympus Corp.		4,200	144,933
ORIX Corp.		4,400	61,748
Shinsei Bank Ltd.		94,000	141,015
Sony Corp.		3,000	98,481
Tsuruha Holdings, Inc.		800	90,970
USS Co. Ltd.		1,800	30,531

TOTAL JAPAN			2,375,401

Netherlands - 1.1%
Altice NV Class A (a)		4,885	72,500
LyondellBasell Industries NV Class A		1,978	148,864

TOTAL NETHERLANDS			221,364

Singapore - 0.4%
United Overseas Bank Ltd.		5,425	74,438
South Africa - 1.2%
Capitec Bank Holdings Ltd.		2,900	128,587
EOH Holdings Ltd.		4,900	50,019
Lewis Group Ltd.		15,200	47,633

TOTAL SOUTH AFRICA			226,239

Spain - 0.9%
Amadeus IT Holding SA Class A		3,800	178,412
Sweden - 0.5%
Loomis AB (B Shares)		3,250	93,774
Switzerland - 1.5%
Banque Cantonale Vaudoise		150	101,527
Chubb Ltd.		1,541	193,026

TOTAL SWITZERLAND			294,553

Taiwan - 2.5%
ECLAT Textile Co. Ltd.		10,022	112,601
King's Town Bank		27,000	19,856
Taiwan Semiconductor Manufacturing Co. Ltd.		67,000	363,096

TOTAL TAIWAN			495,553

United Kingdom - 9.2%
British American Tobacco PLC (United Kingdom)		2,851	181,965
BT Group PLC		13,800	75,395
Hilton Food Group PLC		11,081	87,551
Howden Joinery Group PLC		13,306	76,074
Imperial Tobacco Group PLC		1,913	100,853
ITV PLC		76,804	199,227
Lloyds Banking Group PLC		221,680	155,919
Mears Group PLC		4,200	21,998
Micro Focus International PLC		10,284	263,497
Reckitt Benckiser Group PLC		1,129	109,468
SABMiller PLC		1,801	105,209
St. James's Place Capital PLC		7,432	91,080
The Restaurant Group PLC		4,635	21,727
WH Smith PLC		9,286	187,907
Whitbread PLC		1,524	77,834
Wuliangye Yibin Co. Ltd. ELS (A Shares) (UBS Warrant Programme) warrants 3/7/19 (a)(b)		5,700	31,062

TOTAL UNITED KINGDOM			1,786,766

United States of America - 42.4%
American Tower Corp.		1,968	227,835
Amgen, Inc.		1,084	186,481
Apple, Inc.		4,816	501,873
Bank of America Corp.		17,102	247,808
BWX Technologies, Inc.		2,877	105,902
Chevron Corp.		4,075	417,606
Comcast Corp. Class A		3,082	207,265
ConocoPhillips Co.		4,341	177,200
CVS Health Corp.		3,699	342,971
Danaher Corp.		2,158	175,748
Deluxe Corp.		675	45,623
Diamond Hill Investment Group, Inc.		745	142,288
Dr. Pepper Snapple Group, Inc.		1,603	157,912
E.I. du Pont de Nemours & Co.		2,076	143,597
EMC Corp.		6,345	179,437
Exxon Mobil Corp.		3,501	311,414
First NBC Bank Holding Co. (a)		400	7,612
Fortive Corp. (a)		1,079	52,019
General Electric Co.		9,915	308,753
H&R Block, Inc.		5,028	119,616
IBM Corp.		843	135,403
Johnson & Johnson		3,365	421,399
JPMorgan Chase & Co.		4,554	291,319
L Brands, Inc.		1,401	103,534
McDonald's Corp.		1,101	129,533
McGraw Hill Financial, Inc.		2,091	255,520
Microsoft Corp.		6,053	343,084
Molson Coors Brewing Co. Class B		1,075	109,822
Monsanto Co.		462	49,328
MSCI, Inc. Class A		1,851	159,260
Oracle Corp.		4,451	182,669
PepsiCo, Inc.		2,183	237,772
Procter & Gamble Co.		3,134	268,239
Roper Technologies, Inc.		575	97,957
SunTrust Banks, Inc.		3,827	161,844
Target Corp.		1,826	137,553
The Coca-Cola Co.		5,317	231,981
U.S. Bancorp		5,954	251,080
United Technologies Corp.		1,567	168,688
VF Corp.		1,056	65,926
W.R. Grace & Co.		1,051	78,688
Wells Fargo & Co.		6,745	323,558

TOTAL UNITED STATES OF AMERICA			8,263,117

TOTAL COMMON STOCKS
(Cost $16,820,641)			18,423,817
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40(d)	CAD
(Cost $429)		500	437
		Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.42% (e)
(Cost $1,061,534)		1,061,534	1,061,534
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $17,882,604)			19,485,788
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(14,344)
NET ASSETS - 100%			$19,471,444

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,062 or 0.2% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,701
Total	$2,701

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,517,800	$1,879,512	$638,288	$--
Consumer Staples	2,633,947	1,945,548	688,399	--
Energy	1,452,005	1,452,005	--	--
Financials	3,459,243	2,793,557	665,686	--
Health Care	2,589,492	1,473,308	1,116,184	--
Industrials	1,459,865	1,243,725	216,140	--
Information Technology	3,023,212	2,473,526	549,686	--
Materials	420,477	420,477	--	--
Telecommunication Services	867,776	419,073	448,703	--
Corporate Bonds	437	--	437	--
Money Market Funds	1,061,534	1,061,534	--	--
Total Investments in Securities:	$19,485,788	$15,162,265	$4,323,523	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$250,855

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $18,050,318. Net unrealized appreciation aggregated $1,435,470, of which $2,242,236 related to appreciated investment securities and $806,766 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

July 31, 2016

AICAP-QTLY-0916
1.804862.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Argentina - 0.4%
Banco Macro SA sponsored ADR	18,620	$1,398,921
Australia - 3.1%
Amcor Ltd.	149,932	1,711,391
CSL Ltd.	21,742	1,949,694
Ramsay Health Care Ltd.	27,237	1,630,855
realestate.com.au Ltd.	31,140	1,544,604
Sydney Airport unit	279,739	1,607,163
Transurban Group unit	173,970	1,660,539

TOTAL AUSTRALIA		10,104,246

Austria - 0.4%
Buwog-Gemeinnuetzige Wohnung	57,726	1,399,822
Bailiwick of Jersey - 1.6%
Experian PLC	85,700	1,676,338
Wolseley PLC	29,293	1,633,330
WPP PLC	88,000	1,974,503

TOTAL BAILIWICK OF JERSEY		5,284,171

Belgium - 1.1%
Anheuser-Busch InBev SA NV	27,220	3,516,611
Brazil - 1.5%
Kroton Educacional SA	374,600	1,668,278
Qualicorp SA	234,500	1,554,944
Ultrapar Participacoes SA	69,400	1,584,745

TOTAL BRAZIL		4,807,967

Canada - 2.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	38,820	1,755,099
Canadian National Railway Co.	35,070	2,223,217
CCL Industries, Inc. Class B	8,660	1,550,065
Constellation Software, Inc.	4,000	1,628,338
Open Text Corp.	25,480	1,552,628

TOTAL CANADA		8,709,347

Cayman Islands - 2.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	34,070	2,810,094
Tencent Holdings Ltd.	154,500	3,731,658

TOTAL CAYMAN ISLANDS		6,541,752

Denmark - 2.1%
Coloplast A/S Series B	20,130	1,577,486
Novo Nordisk A/S Series B sponsored ADR	60,140	3,426,176
Pandora A/S	13,900	1,809,170

TOTAL DENMARK		6,812,832

Finland - 0.5%
Sampo Oyj (A Shares)	43,300	1,794,536
France - 4.0%
Capgemini SA	20,200	1,941,060
Dassault Systemes SA	20,000	1,651,733
Essilor International SA	14,219	1,820,983
L'Oreal SA	12,100	2,299,053
Orpea	17,700	1,564,289
Sodexo SA	13,860	1,623,152
VINCI SA	29,400	2,231,490

TOTAL FRANCE		13,131,760

Germany - 6.3%
adidas AG	12,500	2,053,398
CTS Eventim AG	45,386	1,579,584
Deutsche Wohnen AG (Bearer)	47,300	1,770,205
Fresenius SE & Co. KGaA	24,900	1,859,313
Henkel AG & Co. KGaA	17,613	1,912,029
LEG Immobilien AG	15,127	1,518,527
ProSiebenSat.1 Media AG	40,590	1,859,296
Scout24 Holding GmbH (a)	38,900	1,600,439
Symrise AG	22,600	1,592,819
United Internet AG	37,373	1,652,100
Vonovia SE	48,500	1,922,205
Wirecard AG (b)	33,100	1,539,071

TOTAL GERMANY		20,858,986

Hong Kong - 1.2%
AIA Group Ltd.	429,200	2,658,159
Techtronic Industries Co. Ltd.	347,000	1,469,240

TOTAL HONG KONG		4,127,399

India - 2.8%
GlaxoSmithKline Consumer Healthcare Ltd. (a)	15,621	1,483,673
Godrej Consumer Products Ltd.	55,649	1,328,129
HDFC Bank Ltd.	71,559	1,591,087
Housing Development Finance Corp. Ltd.	98,733	2,035,984
IndusInd Bank Ltd.	79,520	1,402,561
ITC Ltd.	409,677	1,551,616

TOTAL INDIA		9,393,050

Indonesia - 1.5%
PT Bank Central Asia Tbk	1,539,400	1,698,235
PT Bank Rakyat Indonesia Tbk	1,876,600	1,651,167
PT Matahari Department Store Tbk	977,300	1,486,636

TOTAL INDONESIA		4,836,038

Ireland - 3.4%
Accenture PLC Class A	12,000	1,353,720
Allegion PLC	21,680	1,569,415
CRH PLC	58,600	1,782,263
Kerry Group PLC Class A	18,320	1,567,879
Kingspan Group PLC (Ireland)	67,860	1,559,456
Medtronic PLC	16,840	1,475,689
Paddy Power PLC (Ireland)	15,862	1,862,040

TOTAL IRELAND		11,170,462

Isle of Man - 0.5%
Playtech Ltd.	139,692	1,607,491
Israel - 0.6%
Check Point Software Technologies Ltd. (a)	7,270	558,918
Frutarom Industries Ltd.	31,600	1,581,160

TOTAL ISRAEL		2,140,078

Italy - 1.0%
Atlantia SpA	64,212	1,604,485
Recordati SpA	47,521	1,541,257

TOTAL ITALY		3,145,742

Japan - 12.1%
Astellas Pharma, Inc.	121,000	2,016,070
Benefit One, Inc.	52,700	1,631,517
Daito Trust Construction Co. Ltd.	10,300	1,729,573
Dentsu, Inc.	37,100	1,772,439
Dip Corp.	49,000	1,474,265
Japan Tobacco, Inc.	58,700	2,289,284
Kakaku.com, Inc.	65,600	1,360,983
Kansai Paint Co. Ltd.	72,900	1,526,657
Kao Corp.	34,500	1,857,936
KDDI Corp.	77,500	2,378,252
Keyence Corp.	2,897	2,043,468
Kusuri No Aoki Co. Ltd.	33,100	1,706,591
Misumi Group, Inc.	84,700	1,555,679
Nippon Telegraph & Telephone Corp.	40,300	1,915,047
Nitori Holdings Co. Ltd.	13,000	1,616,844
OBIC Co. Ltd.	25,300	1,472,780
Relo Holdings Corp.	9,000	1,404,361
Ryohin Keikaku Co. Ltd.	7,320	1,625,127
Seria Co. Ltd.	17,800	1,450,539
Shionogi & Co. Ltd.	32,000	1,659,771
SMS Co., Ltd.	58,300	1,376,788
Sundrug Co. Ltd.	16,200	1,405,295
Sysmex Corp.	21,100	1,461,634
Tsuruha Holdings, Inc.	12,300	1,398,670

TOTAL JAPAN		40,129,570

Kenya - 0.5%
Safaricom Ltd.	8,287,200	1,556,915
Korea (South) - 1.5%
AMOREPACIFIC Group, Inc.	12,325	1,600,434
LG Household & Health Care Ltd.	1,873	1,696,607
NAVER Corp.	2,463	1,571,468

TOTAL KOREA (SOUTH)		4,868,509

Luxembourg - 0.9%
Eurofins Scientific SA	3,620	1,357,620
Grand City Properties SA	72,565	1,614,441

TOTAL LUXEMBOURG		2,972,061

Mexico - 2.1%
Gruma S.A.B. de CV Series B	102,800	1,478,511
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	135,900	1,337,039
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	87,730	1,348,235
Grupo Aeroportuario Norte S.A.B. de CV	236,603	1,471,481
Megacable Holdings S.A.B. de CV unit	316,600	1,268,933

TOTAL MEXICO		6,904,199

Netherlands - 2.2%
Ahold Delhaize NV	80,793	1,929,376
Heineken NV (Bearer)	19,200	1,812,555
RELX NV	113,035	2,036,822
Wolters Kluwer NV	38,100	1,602,667

TOTAL NETHERLANDS		7,381,420

New Zealand - 0.5%
Ryman Healthcare Group Ltd.	216,821	1,492,285
Philippines - 2.2%
Ayala Corp.	76,720	1,416,369
Ayala Land, Inc.	1,756,600	1,472,376
GT Capital Holdings, Inc.	44,995	1,470,394
SM Investments Corp.	100,282	1,466,192
SM Prime Holdings, Inc.	2,370,400	1,468,768

TOTAL PHILIPPINES		7,294,099

Russia - 0.5%
Magnit OJSC	10,895	1,685,679
South Africa - 1.3%
Capitec Bank Holdings Ltd.	34,400	1,525,309
Naspers Ltd. Class N	17,780	2,790,097

TOTAL SOUTH AFRICA		4,315,406

Spain - 1.5%
Aena SA	11,830	1,706,146
Amadeus IT Holding SA Class A	41,560	1,951,259
Grifols SA ADR	86,820	1,470,731

TOTAL SPAIN		5,128,136

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	81,618	1,790,541
Hexagon AB (B Shares)	43,800	1,727,533
Svenska Cellulosa AB (SCA) (B Shares)	57,100	1,697,509

TOTAL SWEDEN		5,215,583

Switzerland - 2.0%
Geberit AG (Reg.)	4,150	1,601,424
Givaudan SA	855	1,757,284
Partners Group Holding AG	3,390	1,551,243
Sika AG	354	1,660,425

TOTAL SWITZERLAND		6,570,376

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	135,390	3,761,134
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	123,000	1,394,918
United Kingdom - 11.4%
Auto Trader Group PLC	342,300	1,679,334
Big Yellow Group PLC	166,400	1,563,577
Booker Group PLC	623,300	1,435,337
British American Tobacco PLC (United Kingdom)	58,200	3,714,607
Bunzl PLC	47,800	1,496,121
Compass Group PLC	99,441	1,889,162
Dignity PLC	44,367	1,584,785
Diploma PLC	120,790	1,364,401
Halma PLC	98,000	1,360,533
Howden Joinery Group PLC	271,603	1,552,837
Imperial Tobacco Group PLC	45,931	2,421,465
Intertek Group PLC	30,900	1,482,429
London Stock Exchange Group PLC	48,663	1,787,185
Provident Financial PLC	40,100	1,437,676
Reckitt Benckiser Group PLC	26,430	2,562,657
Rightmove PLC	29,830	1,599,275
Sage Group PLC	180,900	1,705,811
St. James's Place Capital PLC	111,500	1,366,449
Unilever PLC	83,700	3,915,738
WH Smith PLC	80,700	1,633,009

TOTAL UNITED KINGDOM		37,552,388

United States of America - 19.0%
A.O. Smith Corp.	16,457	1,528,691
Acuity Brands, Inc.	5,380	1,411,873
Adobe Systems, Inc. (a)	14,710	1,439,521
Alphabet, Inc. Class C (a)	2,010	1,545,268
Altria Group, Inc.	24,120	1,632,924
Amazon.com, Inc. (a)	1,920	1,456,915
American Tower Corp.	13,280	1,537,426
Amphenol Corp. Class A	23,132	1,376,817
AutoZone, Inc. (a)	1,861	1,514,798
Cerner Corp. (a)	24,540	1,531,051
China Biologic Products, Inc. (a)	12,470	1,488,669
Constellation Brands, Inc. Class A (sub. vtg.)	8,650	1,424,050
Domino's Pizza, Inc.	10,330	1,521,609
Ecolab, Inc.	11,190	1,324,672
Equifax, Inc.	11,140	1,475,604
Facebook, Inc. Class A (a)	11,780	1,460,013
FactSet Research Systems, Inc.	8,600	1,478,856
Fiserv, Inc. (a)	13,409	1,479,817
Gartner, Inc. Class A (a)	13,680	1,371,420
HEICO Corp. Class A	27,210	1,569,201
Henry Schein, Inc. (a)	7,940	1,436,981
Home Depot, Inc.	10,760	1,487,462
International Flavors & Fragrances, Inc.	10,710	1,427,108
MasterCard, Inc. Class A	16,950	1,614,318
McGraw Hill Financial, Inc.	12,754	1,558,539
Mettler-Toledo International, Inc. (a)	3,770	1,550,262
Middleby Corp. (a)	12,550	1,510,769
Molson Coors Brewing Co. Class B	14,500	1,481,320
Moody's Corp.	14,920	1,581,669
MSCI, Inc. Class A	18,540	1,595,182
NIKE, Inc. Class B	26,140	1,450,770
O'Reilly Automotive, Inc. (a)	5,300	1,540,339
Philip Morris International, Inc.	15,160	1,519,942
PPG Industries, Inc.	13,810	1,446,045
Public Storage	6,300	1,505,196
Reynolds American, Inc.	32,450	1,624,447
Sherwin-Williams Co.	5,230	1,567,588
SS&C Technologies Holdings, Inc.	49,840	1,605,845
Starbucks Corp.	26,010	1,509,881
TransDigm Group, Inc. (a)	5,190	1,450,709
Verisk Analytics, Inc. (a)	16,860	1,437,821
Visa, Inc. Class A	18,900	1,475,145

TOTAL UNITED STATES OF AMERICA		62,946,533

TOTAL COMMON STOCKS
(Cost $291,469,050)		321,950,422

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.5%
Itausa-Investimentos Itau SA (PN)	687,100	1,771,575
Germany - 0.5%
Sartorius AG (non-vtg.)	18,788	1,501,436
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,591,041)		3,273,011

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.42% (c)	4,727,076	4,727,076
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	1,422,450	1,422,450
TOTAL MONEY MARKET FUNDS
(Cost $6,149,526)		6,149,526
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $300,209,617)		331,372,959
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(716,642)
NET ASSETS - 100%		$330,656,317

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,683
Fidelity Securities Lending Cash Central Fund	81,683
Total	$91,366

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$48,682,099	$29,613,872	$19,068,227	$--
Consumer Staples	57,705,023	31,341,072	26,363,951	--
Energy	1,584,745	1,584,745	--	--
Financials	51,677,573	46,952,552	4,725,021	--
Health Care	35,367,196	28,652,235	6,714,961	--
Industrials	47,349,061	39,061,656	8,287,405	--
Information Technology	58,080,045	46,620,103	11,459,942	--
Materials	18,927,477	15,618,557	3,308,920	--
Telecommunication Services	5,850,214	1,556,915	4,293,299	--
Money Market Funds	6,149,526	6,149,526	--	--
Total Investments in Securities:	$331,372,959	$247,151,233	$84,221,726	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$7,886,141
Level 2 to Level 1	$18,835,890

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $301,970,126. Net unrealized appreciation aggregated $29,402,833, of which $33,860,403 related to appreciated investment securities and $4,457,570 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

July 31, 2016

OS-QTLY-0916
1.804851.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
Australia - 1.8%
AMP Ltd.	186,173	$822
BHP Billiton Ltd.	146,394	2,170
Carsales.com Ltd.	597,678	5,773
McMillan Shakespeare Ltd.	285,153	3,055

TOTAL AUSTRALIA		11,820

Austria - 0.4%
Wienerberger AG	178,900	2,760
Bailiwick of Jersey - 2.4%
Integrated Diagnostics Holdings PLC	95,400	375
Shire PLC	66,000	4,264
Wolseley PLC	192,913	10,757

TOTAL BAILIWICK OF JERSEY		15,396

Belgium - 0.7%
Ageas	35,290	1,187
KBC Groep NV (a)	36,411	1,892
UCB SA	21,700	1,698

TOTAL BELGIUM		4,777

Bermuda - 0.1%
Oriental Watch Holdings Ltd.	2,992,000	355
Canada - 0.4%
Entertainment One Ltd.	924,377	2,414
Cayman Islands - 3.2%
58.com, Inc. ADR (a)	67,600	3,516
Alibaba Group Holding Ltd. sponsored ADR (a)	56,600	4,668
Autohome, Inc. ADR Class A (a)	37,000	803
Bitauto Holdings Ltd. ADR (a)	18,300	503
Fu Shou Yuan International Group Ltd.	1,020,000	684
Goodbaby International Holdings Ltd.	973,000	441
New Oriental Education & Technology Group, Inc. sponsored ADR	43,900	1,934
Tencent Holdings Ltd.	344,800	8,328

TOTAL CAYMAN ISLANDS		20,877

China - 0.3%
TravelSky Technology Ltd. (H Shares)	925,000	1,772
Denmark - 2.8%
Danske Bank A/S	74,564	2,026
Novo Nordisk A/S:
Series B	18,115	1,030
Series B sponsored ADR	229,400	13,069
Scandinavian Tobacco Group A/S	109,320	1,931

TOTAL DENMARK		18,056

France - 10.2%
AXA SA	49,558	1,009
AXA SA sponsored ADR	59,100	1,200
BNP Paribas SA	79,616	3,948
Compagnie de St. Gobain	57,900	2,458
Danone SA	79,200	6,074
Havas SA	801,715	6,755
Iliad SA	4,606	895
Ipsen SA	42,800	2,792
Orange SA	167,800	2,575
Pernod Ricard SA	62,100	7,096
Sanofi SA	107,373	9,145
Sanofi SA sponsored ADR	62,100	2,647
Societe Generale Series A	49,362	1,683
Total SA	155,533	7,480
Ubisoft Entertainment SA (a)	93,324	3,832
Vivendi SA	307,500	6,038

TOTAL FRANCE		65,627

Germany - 5.8%
adidas AG	36,600	6,012
Allianz SE	13,848	1,984
Axel Springer Verlag AG	57,700	3,162
Bayer AG	24,240	2,606
CTS Eventim AG	126,419	4,400
Deutsche Borse AG (a)	42,969	3,593
Deutsche Telekom AG	228,800	3,892
E.ON AG	97,992	1,051
SAP AG	40,940	3,583
SAP AG sponsored ADR	41,300	3,609
Scout24 Holding GmbH (a)	45,900	1,888
Wirecard AG (b)	29,000	1,348

TOTAL GERMANY		37,128

Hong Kong - 0.3%
Television Broadcasts Ltd.	644,200	2,184
India - 0.4%
Info Edge India Ltd.	214,247	2,630
Just Dial Ltd.	25,947	216

TOTAL INDIA		2,846

Ireland - 0.6%
Paddy Power PLC (Ireland)	31,270	3,671
Presbia PLC (a)	16,010	81

TOTAL IRELAND		3,752

Isle of Man - 2.1%
Gaming VC Holdings SA	974,900	8,141
Playtech Ltd.	457,465	5,264

TOTAL ISLE OF MAN		13,405

Italy - 1.9%
Brunello Cucinelli SpA	4,900	91
DiaSorin S.p.A.	43,100	2,713
Eni SpA	60,300	925
Eni SpA sponsored ADR	22,300	683
Intesa Sanpaolo SpA	2,240,500	4,944
Mediaset SpA	843,600	2,554

TOTAL ITALY		11,910

Japan - 21.6%
Arcland Service Holdings Co. Ltd.	340,100	9,686
Asante, Inc.	7,200	108
Astellas Pharma, Inc.	711,000	11,846
COLOPL, Inc. (b)	168,300	2,516
Daiwa Securities Group, Inc.	208,000	1,167
DeNA Co. Ltd.	49,800	1,273
Dentsu, Inc.	134,100	6,407
Fuji Media Holdings, Inc.	68,900	822
Fukuda Denshi Co. Ltd.	16,100	981
Hoya Corp.	152,100	5,397
Infomart Corp. (b)	46,400	501
Japan Tobacco, Inc.	153,200	5,975
Kakaku.com, Inc.	53,800	1,116
Keyence Corp.	4,700	3,315
LINE Corp. sponsored ADR	3,065	113
Misumi Group, Inc.	394,500	7,246
Mitsubishi UFJ Financial Group, Inc.	744,400	3,763
MS&AD Insurance Group Holdings, Inc.	53,900	1,553
Nakanishi, Inc.	17,900	618
NEXT Co. Ltd. (b)	955,400	9,205
Nintendo Co. Ltd.	10,900	2,262
Olympus Corp.	173,300	5,980
ORIX Corp.	479,400	6,728
Proto Corp.	19,000	216
Rakuten, Inc.	646,500	7,316
Recruit Holdings Co. Ltd.	183,100	6,955
San-A Co. Ltd.	81,300	4,060
SoftBank Corp.	28,000	1,541
Sony Corp.	74,700	2,452
Sony Corp. sponsored ADR (b)	192,700	6,438
Sumitomo Mitsui Financial Group, Inc.	70,100	2,222
Sundrug Co. Ltd.	10,700	928
Tokio Marine Holdings, Inc.	59,300	2,295
Welcia Holdings Co. Ltd.	149,300	9,851
Zojirushi Thermos (b)	374,700	6,143

TOTAL JAPAN		138,995

Korea (South) - 0.8%
LG Household & Health Care Ltd.	1,675	1,517
Medy-Tox, Inc.	4,534	1,767
NAVER Corp.	2,675	1,707

TOTAL KOREA (SOUTH)		4,991

Malta - 0.5%
Kambi Group PLC (a)	238,000	3,303
Mauritius - 0.2%
MakeMyTrip Ltd. (a)(b)	55,400	1,043
Netherlands - 1.9%
AEGON NV	109,900	445
Arcadis NV	124,100	1,661
ASML Holding NV	10,357	1,135
ING Groep NV:
(Certificaten Van Aandelen)	181,810	2,033
sponsored ADR	59,300	665
Koninklijke Wessanen NV	541,600	6,606

TOTAL NETHERLANDS		12,545

New Zealand - 2.0%
EBOS Group Ltd.	99,154	1,182
Ryman Healthcare Group Ltd.	237,031	1,631
Trade Maine Group Ltd.	2,653,519	9,812

TOTAL NEW ZEALAND		12,625

Norway - 1.5%
Schibsted ASA:
(A Shares)	78,500	2,468
(B Shares)	78,500	2,312
Statoil ASA	70,900	1,127
Statoil ASA sponsored ADR (b)	241,400	3,841

TOTAL NORWAY		9,748

Philippines - 0.1%
Melco Crown Philippines Resort (a)	7,218,600	492
South Africa - 1.7%
Naspers Ltd. Class N	70,900	11,126
Spain - 1.8%
Atresmedia Corporacion de Medios de Comunicacion SA	556,100	5,826
Banco Bilbao Vizcaya Argentaria SA	258,951	1,512
Banco Santander SA (Spain)	212,904	903
Mediaset Espana Comunicacion SA	306,317	3,521

TOTAL SPAIN		11,762

Sweden - 1.9%
Arcam AB (a)(b)	43,500	846
Getinge AB (B Shares)	99,300	2,013
Nordea Bank AB	469,800	4,186
Svenska Cellulosa AB (SCA) (B Shares)	145,100	4,314
Swedbank AB (A Shares)	51,612	1,084

TOTAL SWEDEN		12,443

Switzerland - 5.6%
Credit Suisse Group AG	134,184	1,543
Julius Baer Group Ltd.	15,170	622
Nestle SA	234,108	18,763
Roche Holding AG (participation certificate)	12,818	3,272
Syngenta AG (Switzerland)	22,019	8,660
UBS Group AG	208,359	2,870

TOTAL SWITZERLAND		35,730

United Kingdom - 13.2%
AstraZeneca PLC (United Kingdom)	69,873	4,678
BHP Billiton PLC	88,741	1,119
BP PLC	368,700	2,086
BP PLC sponsored ADR	50,191	1,727
Brammer PLC	85,132	124
Dechra Pharmaceuticals PLC	73,200	1,288
Diageo PLC	300,239	8,604
Dignity PLC	12,680	453
Howden Joinery Group PLC	966,300	5,525
HSBC Holdings PLC:
(United Kingdom)	469,000	3,074
sponsored ADR	153,991	5,043
Johnson Matthey PLC	30,904	1,340
JUST EAT Ltd. (a)	279,914	1,989
LivaNova PLC (a)	19,842	1,021
Lloyds Banking Group PLC	6,227,499	4,380
M&C Saatchi PLC	887,505	3,582
Micro Focus International PLC	20,400	523
Nahl Group PCL	106,110	351
Rio Tinto PLC	68,432	2,221
Royal Dutch Shell PLC:
Class A (United Kingdom)	233,928	6,040
Class B (United Kingdom)	156,090	4,152
Shawbrook Group PLC (a)	682,400	1,698
Softcat PLC	95,400	438
SThree PLC	218,000	742
SuperGroup PLC	153,100	3,214
Ted Baker PLC	97,700	3,041
Virgin Money Holdings Uk PLC	362,200	1,264
Vodafone Group PLC	2,674,500	8,125
Zoopla Property Group PLC (b)	1,806,300	7,028

TOTAL UNITED KINGDOM		84,870

United States of America - 11.2%
Alphabet, Inc.:
Class A	8,200	6,489
Class C (a)	3,214	2,471
BlackRock, Inc. Class A	12,100	4,432
Boston Beer Co., Inc. Class A (a)	10,800	1,975
Dave & Buster's Entertainment, Inc. (a)	27,626	1,229
Dunkin' Brands Group, Inc.	41,100	1,862
eBay, Inc. (a)	74,100	2,309
Electronic Arts, Inc. (a)	34,300	2,618
Facebook, Inc. Class A (a)	58,700	7,275
Molson Coors Brewing Co. Class B	14,500	1,481
Monsanto Co.	28,100	3,000
Monster Beverage Corp. (a)	15,600	2,506
PayPal Holdings, Inc. (a)	105,300	3,921
Priceline Group, Inc. (a)	6,900	9,321
Sprouts Farmers Market LLC (a)	257,800	5,963
TripAdvisor, Inc. (a)	17,900	1,252
Visa, Inc. Class A	102,500	8,000
World Wrestling Entertainment, Inc. Class A (b)	135,200	2,670
Zillow Group, Inc.:
Class A (a)(b)	36,400	1,435
Class C (a)(b)	52,000	2,041

TOTAL UNITED STATES OF AMERICA		72,250

TOTAL COMMON STOCKS
(Cost $585,475)		627,002

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Sartorius AG (non-vtg.)	50,000	3,996
Volkswagen AG	24,300	3,418

TOTAL GERMANY

(Cost $4,543)		7,414

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.42% (c)	9,674,289	9,674
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	19,771,040	19,771
TOTAL MONEY MARKET FUNDS
(Cost $29,445)		29,445
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $619,463)		663,861
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(19,981)
NET ASSETS - 100%		$643,880

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$31
Fidelity Securities Lending Cash Central Fund	508
Total	$539

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$167,925	$102,394	$65,531	$--
Consumer Staples	85,713	27,144	58,569	--
Energy	28,061	6,251	21,810	--
Financials	79,701	40,777	38,924	--
Health Care	86,090	36,273	49,817	--
Industrials	39,369	11,953	27,416	--
Information Technology	108,208	85,314	22,894	--
Materials	21,270	7,100	14,170	--
Telecommunication Services	17,028	895	16,133	--
Utilities	1,051	--	1,051	--
Money Market Funds	29,445	29,445	--	--
Total Investments in Securities:	$663,861	$347,546	$316,315	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$26,055
Level 2 to Level 1	$15,517

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $624,209,000. Net unrealized appreciation aggregated $39,652,000, of which $114,655,000 related to appreciated investment securities and $75,003,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

July 31, 2016

AVLF-QTLY-0916
1.804852.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Media - 7.4%
CBS Corp. Class B	9,200	$480,424
Discovery Communications, Inc. Class A (a)	9,700	243,373
Starz Series A (a)	16,700	504,841
Twenty-First Century Fox, Inc. Class A	21,200	564,768
Viacom, Inc. Class B (non-vtg.)	13,900	632,033
		2,425,439
Specialty Retail - 0.7%
GNC Holdings, Inc.	11,700	238,797
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	3,700	373,922

TOTAL CONSUMER DISCRETIONARY		3,038,158

CONSUMER STAPLES - 2.6%
Beverages - 1.7%
C&C Group PLC	137,048	552,204
Food & Staples Retailing - 0.9%
CVS Health Corp.	3,400	315,248
Safeway, Inc.:
rights (a)	4,300	0
rights (a)	4,300	774
		316,022

TOTAL CONSUMER STAPLES		868,226

ENERGY - 5.7%
Energy Equipment & Services - 0.6%
BW Offshore Ltd.	6,538,323	193,736
Oil, Gas & Consumable Fuels - 5.1%
Golar LNG Partners LP	9,800	187,180
Phillips 66 Co.	3,300	250,998
Teekay Corp.	52,500	325,500
Teekay LNG Partners LP	29,000	295,800
Teekay Offshore Partners LP	109,100	607,687
		1,667,165

TOTAL ENERGY		1,860,901

FINANCIALS - 26.8%
Banks - 8.6%
JPMorgan Chase & Co.	18,325	1,172,250
U.S. Bancorp	13,871	584,940
Wells Fargo & Co.	22,026	1,056,587
		2,813,777
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	2,900	460,549
Consumer Finance - 3.1%
Capital One Financial Corp.	6,600	442,728
Discover Financial Services	9,900	562,716
		1,005,444
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	9,700	1,399,419
Insurance - 7.2%
Allstate Corp.	7,740	528,874
Chubb Ltd.	4,800	601,248
Prudential PLC	31,461	554,609
The Travelers Companies, Inc.	5,900	685,698
		2,370,429
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	19,400	213,012
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	17,700	503,565

TOTAL FINANCIALS		8,766,195

HEALTH CARE - 14.8%
Biotechnology - 3.6%
Amgen, Inc.	4,700	808,541
Dyax Corp. rights 12/31/19 (a)	15,500	37,355
Shire PLC sponsored ADR	1,719	333,692
		1,179,588
Health Care Providers & Services - 1.8%
Cigna Corp.	4,500	580,320
Pharmaceuticals - 9.4%
Allergan PLC (a)	3,500	885,325
Johnson & Johnson	7,200	901,656
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,500	1,310,750
		3,097,731

TOTAL HEALTH CARE		4,857,639

INDUSTRIALS - 5.4%
Aerospace & Defense - 1.1%
United Technologies Corp.	3,300	355,245
Machinery - 2.0%
Deere & Co.	8,400	652,764
Professional Services - 1.4%
Dun & Bradstreet Corp.	3,500	452,375
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	8,100	295,731

TOTAL INDUSTRIALS		1,756,115

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 3.8%
Cisco Systems, Inc.	21,164	646,137
Harris Corp.	6,900	597,678
		1,243,815
Internet Software & Services - 5.4%
Alphabet, Inc. Class A	1,583	1,252,691
eBay, Inc. (a)	16,000	498,560
		1,751,251
IT Services - 1.6%
The Western Union Co.	26,300	526,000
Software - 1.1%
VMware, Inc. Class A (a)(b)	5,100	372,198
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	8,500	885,785
EMC Corp.	52,800	1,493,186
Samsung Electronics Co. Ltd.	712	984,694
		3,363,665

TOTAL INFORMATION TECHNOLOGY		7,256,929

MATERIALS - 3.7%
Chemicals - 3.7%
CF Industries Holdings, Inc.	24,400	602,192
LyondellBasell Industries NV Class A	8,200	617,132
		1,219,324
UTILITIES - 1.8%
Electric Utilities - 1.8%
Exelon Corp.	15,700	585,296
TOTAL COMMON STOCKS
(Cost $29,737,531)		30,208,783

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 0.42% (c)	2,533,303	2,533,303
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	372,500	372,500
TOTAL MONEY MARKET FUNDS
(Cost $2,905,803)		2,905,803
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $32,643,334)		33,114,586
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(408,817)
NET ASSETS - 100%		$32,705,769

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,958
Fidelity Securities Lending Cash Central Fund	3,769
Total	$6,727

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,038,158	$3,038,158	$--	$--
Consumer Staples	868,226	867,452	--	774
Energy	1,860,901	1,860,901	--	--
Financials	8,766,195	8,211,586	554,609	--
Health Care	4,857,639	4,820,284	--	37,355
Industrials	1,756,115	1,756,115	--	--
Information Technology	7,256,929	7,256,929	--	--
Materials	1,219,324	1,219,324	--	--
Utilities	585,296	585,296	--	--
Money Market Funds	2,905,803	2,905,803	--	--
Total Investments in Securities:	$33,114,586	$32,521,848	$554,609	$38,129

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $32,884,709. Net unrealized appreciation aggregated $229,877, of which $2,640,852 related to appreciated investment securities and $2,410,975 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016